                           [LOGO] LEADER MUTUAL FUNDS

                               SEMI-ANNUAL REPORT


                                                                       [ARTWORK]

                                                               FEBRUARY 28, 2003

                                                       LEADER Growth Equity Fund
                                                     LEADER Growth & Income Fund
                                                            LEADER Balanced Fund
                                                     LEADER Tax-Exempt Bond Fund
                                                   LEADER Intermediate Bond Fund
                                                     LEADER Short Term Bond Fund
                                             LEADER Tax-Exempt Money Market Fund
                                                        LEADER Money Market Fund
                                               LEADER Treasury Money Market Fund



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TABLE OF CONTENTS



LEADER MUTUAL FUNDS

SEMI-ANNUAL REPORT

FEBRUARY 28, 2003



Letter from the President .................................................    1

LEADER Growth Equity Fund .................................................    2

LEADER Growth & Income Fund ...............................................    3

LEADER Balanced Fund ......................................................    4

LEADER Tax-Exempt Bond Fund ...............................................    5

LEADER Intermediate Bond Fund .............................................    6

LEADER Short Term Bond Fund ...............................................    7

LEADER Tax-Exempt Money Market Fund .......................................    8

LEADER Money Market Fund ..................................................    9

LEADER Treasury Money Market Fund .........................................   10

Glossary of Terms .........................................................   11

Schedules of Portfolio Investments ........................................   12

Statements of Assets and Liabilities ......................................   35

Statements of Operations ..................................................   37

Statements of Changes in Net Assets .......................................   39

Financial Highlights ......................................................   47

Notes to the Financial Statements .........................................   53

LETTER FROM THE PRESIDENT

DEAR SHAREHOLDER,

We are pleased to provide you with this semi-annual report for the LEADER Mutual Funds. Throughout the pages of this report you will find information on fund strategy, investments and performance for the six-month period ended February 28, 2003.

MARKET EVENTS UNDERSCORE STRATEGY'S IMPORTANCE

An extended bear market continued to test investors' resolve during the six-month period. Optimism that the U.S. economy was on the road to recovery faded quickly with the start of calendar 2003, and investors shifted their attention to potential war with Iraq. The resulting economic uncertainty and geopolitical tensions kept fixed income securities on center stage. Once again, bonds performed well, and investors focused on the perceived advantages--including stability, quality and income--associated with certain fixed income investments.

Such an environment reinforces the importance of the asset allocation strategy, or investing your money in a diversified portfolio of stock and bond mutual funds according to your particular goals. Working together to help generate attractive long-term return potential, these distinct asset classes may help your portfolio to better withstand market volatility and downturns. Having exposure to bond funds may help your portfolio endure prolonged bear markets, while investing in stock funds may help you participate in bull markets.

LEADER LAUNCHES A NEW FUND

In our ongoing effort to help you work towards your long-term investment goals by expanding our offerings, we recently opened a new fund, the LEADER Growth Equity Fund. The Fund's investment objective is capital appreciation. It primarily invests in common stocks of companies the advisor believes to have above-average growth potential, which may make it an attractive addition to the equity portion of your diversified portfolio.

In addition, the LEADER Intermediate Government Bond Fund is now called the LEADER Intermediate Bond Fund. This change allows the Fund's manager to invest a greater percentage of the Fund's assets in non-government securities, including corporate bonds. In addition, on October 15, 2002 the LEADER Funds launched the Investor B Shares. For more information, see the manager's comments on page 6.

ACCOLADES FOR LEADER FUNDS

The Institutional Share classes of the LEADER Growth & Income Fund and the LEADER Intermediate Bond Fund recently received the Lipper Leader for Consistent Return and Lipper Leader for Total Return(1) designation, respectively, for the three-year period ended February 28, 2003. This Consistent Return rating reflects the degree of a fund's historical success in achieving risk-adjusted returns, adjusted for volatility and relative to peers. The Total Return rating reflects funds' historical total return performance relative to peers.

OUR THANKS TO YOU

We extend our appreciation to you for your continued support of the LEADER Mutual Funds, and we look forward to helping you work toward your investment goals. Feel free to call us (800-219-4182) at any time if we can be of assistance.

Sincerely,


/s/ Walter B. Grimm
-----------------------------
Walter B. Grimm
President



(1)  See Glossary of Terms for additional information.

LEADER GROWTH EQUITY FUND

PORTFOLIO MANAGERS:
     Gary J. Guthrie, Senior Vice President, Union Planters Investment Advisors
          Walter A. Hellwig, Vice President, Union Planters Investment Advisors

OBJECTIVE

The LEADER Growth Equity Fund seeks capital appreciation. The Fund primarily invests in common stocks of companies the manager believes have above-average growth potential.

Q&A

HOW DID THE FUND PERFORM FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2003?

The Fund's Investor A Shares (exclusive of sales load)(1) posted a total return of -1.54%. The Fund's peer group, the Lipper Large-Cap Growth Funds Average(2), posted a total return of -7.55%, and the Fund's benchmark, the S&P 500 Index(2), posted a total return of -7.29%.

WHAT WAS THE MARKET CLIMATE DURING THE PERIOD?

As the 2002 calendar year ended, the stock market skidded. 2003 began with a rally, however that optimism faded quickly, and the market continued to show disappointing performance through the end of February. Growing concern about geopolitical events and fears of a slowing economy formed a haze of uncertainty over the U.S. equity markets. In addition, a lack of capital spending and declining consumer confidence prompted downward revisions in analyst earnings estimates.

WHAT WERE YOUR KEY STRATEGIES?

In our attempt to uncover companies with promising long-term growth potential, we over-weighted the information technology and health care sectors. We had a high degree of confidence in the above-average earnings growth potential of many companies in these sectors.*

HOW WAS THE FUND INVESTED?

The Fund's portfolio was invested in 40 companies representing 18 industries. The Fund's 10 largest equity holdings represented approximately 36% of the portfolio. The 10 largest holdings were Qualcomm Inc. (3.56% of net assets), Microsoft Corp. (3.25%), Procter & Gamble Co. (3.25%), Lowe's Cos., Inc. (3.24%), IBM Corp. (3.21%), Dell Computer Corp. (3.05%), Amgen, Inc. (3.01%),
General Electric Co. (2.97%), Medtronic, Inc. (2.92%) and Eli Lilly & Co. (2.77%).*

WHAT IS YOUR OUTLOOK FOR THE MARKET AND THE FUND?

As the haze of uncertainty over the stock market clears, investor action may become heated. We plan to position the portfolio in a measured and incremental fashion in an effort to take advantage of market opportunities.

-------------------------------------------------------------------------------

(1) With the maximum sales load of 5.50%, the Fund's six-month return would have been -6.95% and the average annual total return for the one-, five-, and ten-year periods would have been -23.35%, -2.07% and 6.77%, respectively, for the period ended February 28, 2003. The Investor A Share Class commenced operations on December 9, 2002. The quoted performance for the Growth Equity Fund includes performance of a collective trust fund account advised by Union Planters Investment Advisors for periods dating back to January 1, 1992 for the Growth Equity Fund and prior to the fund's commencement of operations on December 9, 2002, as adjusted to reflect expenses associated with the mutual funds. The collective trust fund account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, performance may have been adversely affected.

(2) See Glossary of Terms for additional information.

*The Fund's composition is subject to change.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

LEADER GROWTH & INCOME FUND

PORTFOLIO MANAGERS:
     Gary J. Guthrie, Senior Vice President, Union Planters Investment Advisors
          Walter A. Hellwig, Vice President, Union Planters Investment Advisors

OBJECTIVE

The LEADER Growth & Income Fund seeks long-term growth of capital, current income and growth of income. The Fund intends to hold a combination of growth stocks and value stocks. By investing in a blend of stocks that demonstrate strong long-term earnings potential and undervalued stocks, the Fund seeks to achieve strong returns with less volatility.

Q&A

HOW DID THE FUND PERFORM FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2003?

The Fund's Investor A Shares (exclusive of sales load)(1) posted a total return of -6.81%. The Fund's peer group, the Lipper Large-Cap Core Funds Average(2), posted a total return of -8.28%, and the Fund's benchmark, the S&P 500 Index(2) posted a total return of -7.29%.

WHAT WAS THE MARKET CLIMATE DURING THE PERIOD?

In the final weeks of the 2002 calendar year, the stock market rebounded from its October lows. However, the rally faded as the calendar year ended. The first week of 2003 was promising, albeit optimism faded fast, and the market continued to falter through the end of February. Growing concern about geopolitical events and fears of a worldwide economic slowdown led to uncertainty for the U.S. equity markets. In addition, a lack of capital spending and declining consumer confidence prompted downward revisions in analyst earnings estimates.

WHAT WERE YOUR KEY INVESTMENT STRATEGIES?

Once again, our primary strategy during this challenging period was to maintain our conservative investment posture. We maintained a diversified portfolio of high-quality stocks with predictable earnings streams and a history of earnings growth.*

In particular, we over-weighted stocks in the consumer staples and health care sectors. For the most part, we had a high degree of confidence in the earnings stability of companies in these sectors.*

HOW WAS THE FUND INVESTED?

We looked for investments on a stock-by-stock basis, searching for growth at a reasonable price. This practice resulted in a diversified portfolio that offered exposure to both growth and value stocks.

As of February 28, 2003, the Fund was invested in 66 companies representing 28 industries. The Fund's 10 largest equity holdings represented approximately 29% of the portfolio. The largest 10 holdings were Pfizer, Inc. (4.26% of net assets), Exxon Mobil Corp. (3.75%), Amgen, Inc. (3.45%), Anheuser-Busch Companies, Inc. (2.75%), Fannie Mae Corp. (2.53%), Johnson & Johnson, Inc. (2.48%), General Electric Co. (2.37%), Microsoft Corp. (2.24%), Bank of America Corp. (2.19%) and Altria Group, Inc. (2.10%).*

WHAT IS YOUR MARKET OUTLOOK, AND HOW DO YOU PLAN TO POSITION THE FUND?

We believe market action may become heated once the haze of uncertainty currently clouding the stock market clears. Our strategy is to attempt to position the portfolio in a measured and incremental fashion so that we may potentially take advantage of market opportunities.

-------------------------------------------------------------------------------

(1) With the maximum sales load of 5.50%, the Fund's six-month return would have been -11.94% and the average annual total return for the one-year, five-year, and since inception (9/1/94) periods would have been -23.96%, -3.89% and 6.91%, respectively, for the period ended February 28, 2003. The Investor Share Class was initially offered for purchase effective September 1, 2000, however, no shareholder activity occurred until October 26, 2000. The performance shown for the Investor Share Class prior to October 26, 2000 reflects the historical performance of the Institutional Share Class dating back to September 1, 1994.

(2) See Glossary of Terms for additional information.

*The Fund's composition is subject to change.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

LEADER BALANCED FUND

PORTFOLIO MANAGERS:
     Gary J. Guthrie, Senior Vice President, Union Planters Investment Advisors
              Lucy Kasson**, Vice President, Union Planters Investment Advisors

OBJECTIVE

The LEADER Balanced Fund seeks to maximize total return through a combination of growth of capital and current income consistent with preservation of capital. The Balanced Fund invests in a combination of equity securities, and fixed income securities. Under normal market conditions the Fund will invest at least 25% of its total assets in fixed income securities and no more than 75% of its total assets in equity securities.

Q&A

HOW DID THE FUND PERFORM FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2003?

The Fund's Investor A Shares (exclusive of sales load)(1) posted a total return of -0.36%. The Fund's peer group, the Lipper Balanced Funds Average posted a total return of -3.49%. The Fund's benchmarks, the S&P 500 Index(2) and the Lehman Brothers Government/Credit Bond Index(2), posted total returns of -7.29% and 5.76%, respectively.

WHAT WAS THE MARKET CLIMATE DURING THE PERIOD?

The stock market rebounded from its October lows but faded as the 2002 calendar year ended. A promising first week of 2003 failed to hold up, and the market continued to falter through the end of February. Growing concern about geopolitical events and fears of slowing global and U.S. economies formed a haze of uncertainty over the U.S. equity markets. In addition, a lack of capital spending and declining consumer confidence prompted downward revisions in analyst earnings estimates.

The uncertainty that contributed to disappointing stock results continued to fuel the bond market. In general, investors avoided stocks in favor of the perceived stability of fixed income investments. The declining interest rate environment also helped bond market returns, as record-low yields pushed bond prices upward.

WHAT WERE YOUR KEY STRATEGIES?

As the stock market continued to struggle, we structured the Fund to favor fixed income securities, with an asset allocation of 53% bonds, 46% stocks and 1% cash as of February 28, 2003. We believe this strategy helped the Fund's relative performance during the period.*

Within the bond portfolio, our key objective was to purchase high-quality securities offering high coupons and good call protection. (Call protection refers to the restriction on the bond issuer from repaying the bond before its maturity date.) Within this context, we primarily focused on government and high-quality corporate bonds with intermediate-term maturities, which offered the marketability, quality and performance advantages we desired.

Our primary strategy within the Fund's stock portfolio was to maintain a mix of high-quality stocks with a record of predictable earnings streams. We focused on companies offering strong capitalization, high-quality management and a superior outlook relative to their competitors.

HOW WAS THE FUND INVESTED?

Government bonds comprised approximately 42% (of net assets) of the bond portfolio as of February 28, 2003, and the remainder was invested in corporate bonds. The portfolio's quality composition was 80.5% rated AAA, 4.9% rated AA, 14.6% rated A, and the average maturity was 7.89 years.*

The Fund's stock portfolio was invested in 44 companies representing 19 industries. The Fund's 10 largest equity holdings represented approximately 17% of the portfolio. The 10 largest holdings SouthTrust Corp. (2.01% of net assets), Bank of America Corp. (1.93%), Johnson & Johnson, Inc. (1.83%), Lowe's Cos., Inc. (1.83%), Sunoco, Inc. (1.64%), Anheuser-Busch Cos., Inc. (1.62%), Lockheed Martin Corp. (1.59%), Eli Lilly & Co. (1.45%), Exxon Mobil Corp. (1.42%) and Cardinal Health, Inc. (1.38%).*

WHAT IS YOUR OUTLOOK FOR THE MARKET AND THE FUND?

Once the haze of uncertainty clears, market action may become heated. We intend to position the portfolio in a measured and incremental fashion in an effort to take advantage of market opportunities.

-------------------------------------------------------------------------------

(1) With the maximum sales load of 5.50%, the Fund's six-month return would have been -5.86% and the average annual total return for the one-year and since inception (1/3/01) periods would have been -8.71% and -5.45%, respectively, for the period ended February 28, 2003. The performance shown for the Investor Share Class prior to its inception on February 20, 2001 reflects the historical performance of the Institutional Shares Class dating back to January 3, 2001.

(2) See Glossary of Terms for additional information.

*The Fund's composition is subject to change.

**Effective March 7, 2003, Paul B. Anderson and Gary J. Guthrie will be responsible for day-to-day portfolio management of the LEADER Balanced Fund.


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

LEADER TAX-EXEMPT BOND FUND+

PORTFOLIO MANAGERS:
              Lucy Kasson**, Vice President, Union Planters Investment Advisors Chad A. Stafko, Assistant Vice President, Union Planters Investment Advisors

OBJECTIVE

The LEADER Tax-Exempt Bond Fund seeks to produce current income that is exempt from federal income tax consistent with preservation of capital.

Q&A

WHAT WAS THE FUND'S RETURN FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2003?

The Fund's Investor A Shares (exclusive of sales load)(1) posted a total return of 2.43%. The Fund's peer group, the Lipper General Municipal Debt Funds Average(2) posted a total return of 2.63%. The Fund's benchmark, the Lehman Brothers 5 Year Municipal Bond Index(2) posted a total return of 3.53%.

For the period ended February 28, 2003, the Fund's (Investor A Shares) 30-day SEC yield was 2.16%, the 30-day total effective yield was 3.65% equivalent to a taxable-equivalent yield of 6.04% for investors in the 39.6% income tax bracket.

WHAT WAS THE MARKET CLIMATE DURING THE PERIOD?

From a credit perspective, the municipal bond market experienced some pressure during the period. We believe the struggling economy caused social need expenditures to climb, crimped revenue growth, and caused many rainy-day funds to dry up. This has led to budget concerns for many state governments. At the same time, though, municipal bonds benefited from declining interest rates and the ongoing flight-to-quality staged by risk-averse investors. In addition, valuations on municipal securities remained attractive relative to Treasury and agency securities.

WHAT WERE YOUR KEY STRATEGIES?

We attempted to reduce the Fund's credit exposure to any single state or sector. Our goal is to diversify the portfolio into states and sectors where exposure has been limited or non-existent. Given the weak economic environment, we have also been avoiding bonds influenced by economic factors, focusing instead on supported by relatively steady revenue bonds, such as housing, private education, water and sewer bonds. Such bonds traditionally offer relatively stable revenues and have had little correlation to economic events. In addition, we plan to reduce the Fund's duration, or interest rate risk, to be closer in line with the benchmark's duration.

As of February 28, 2003, 67.3% of the Fund's assets was invested in revenue bonds, and 29.2% was invested in general obligation (GO) bonds. Securities rated AAA comprised 64.8% of the Fund; securities rated AA comprised 30.2%; and securities rated an A comprised 5.0%. The Fund ended the fiscal year with an average maturity of 5.78 years.*

WHAT IS YOUR OUTLOOK FOR THE MARKET AND THE FUND?

Despite some emerging credit concerns tied to potential state-budget shortfalls, we believe attractive valuations will keep the municipal market in favor with investors. Although we plan to maintain a neutral duration in the near term, we expect to shorten the Fund's duration as the economy improves and higher interest rates seem likely. As always, we will strive to generate an attractive income stream and a stable share price for our investors.

-------------------------------------------------------------------------------

+ A portion of the Fund's income may be subject to the federal alternative minimum tax and/or certain state and local taxes.

(1) With the maximum sales load of 4.75%, the Fund's six-month return would have been -2.43% and the average annual total return for the one-year and since inception (7/24/00) periods would have been 1.09% and 4.73%, respectively, for the period ended February 28, 2003. The Investor Share Class was initially offered for purchase effective September 1, 2000, however, no shareholder activity occurred until December 26, 2000. The performance shown for the Investor Share Class prior to December 26, 2000 reflects the historical performance of the Institutional Share Class dating back to July 24, 2000.

(2) See Glossary of Terms for additional information.

*The Fund's composition is subject to change.

**Effective March 7, 2003, Chad A. Stafko and Dennis J. Whittaker will be responsible for day-to-day portfolio management of the LEADER Tax-Exempt Bond Fund and each LEADER Money Fund.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

LEADER INTERMEDIATE BOND FUND
(FORMERLY THE LEADER INTERMEDIATE GOVERNMENT BOND FUND)

PORTFOLIO MANAGER:
          Paul B. Anderson, President & CIO, Union Planters Investment Advisors

OBJECTIVE

The LEADER Intermediate Bond Fund seeks to produce current income consistent with preservation of capital. By limiting the maturity of its portfolio securities, the Fund seeks to moderate principal fluctuations. In addition, the Fund's Adviser seeks to increase total return by actively managing portfolio maturity and security selection considering economic and market conditions.

Q&A

HOW DID THE FUND PERFORM FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2003?

The Fund's Investor A Shares (exclusive of sales load)(1) posted a total return of 3.58%. The Fund's peer group, the Lipper Intermediate Investment Grade Debt Funds Average, posted a 4.61% total return. The Fund's benchmark, the Lehman Brothers Intermediate Government/Credit Bond Index(2), posted a 4.97% total return.

WHAT WERE YOUR KEY STRATEGIES DURING THE YEAR?

Prior to the Fund's name change, the Fund was permitted to invest no more than 20% of its assets in non-government or non-government-agency securities. As of December 31, 2002, that restriction no longer applies. As such, we spent the final two months of the six-month period shifting some portfolio assets out of agency and mortgage-backed securities and into corporate bonds that offered attractive valuations. In addition, we looked for opportunities to increase the Fund's duration (exposure to interest rate risk) to more closely match the duration of the Fund's new benchmark.*

HOW WAS THE FUND INVESTED?

As of February 28, 2003, approximately 66.8% of the portfolio was invested in government and agency securities; 28.3% was invested in corporate bonds; and the balance was in short term investments. In terms of quality, 70.4% of the Fund's assets was invested in bonds rated AAA; 6.7% was invested in AA-rated bonds; 13.6% was invested in A-rated securities; 7.9% was invested in BAA-rated securities; and 2.4% was invested in BA-rated bonds.*


HOW DO YOU PLAN ON POSITIONING THE FUND GOING FORWARD?

We plan to proceed with our focus on corporate bonds. We believe most of the value currently available in the corporate bond market is in the A- and BBB-rated sectors. Therefore, we will continue to search for good valuations among corporations with improving fundamentals and dedicated management teams. As always, our overriding goal is to invest in quality names that could potentially generate attractive returns for our shareholders.

-------------------------------------------------------------------------------

(1) With the maximum sales load of 4.75%, the Fund's six-month return would have been -1.31% and the average annual total return for the one-, five-year and since inception (9/1/94) periods would have been 3.67%, 5.31% and 5.89%, respectively, for the period ended February 28, 2003. The Investor Share Class was initially offered for purchase effective September 1, 2000, however, no shareholder activity occurred until December 26, 2000. The performance shown for the Investor Share Class prior to December 26, 2000 reflects the historical performance of the Institutional Share Class dating back to September 1, 1994.

(2) See Glossary of Terms for additional information

*The Fund's composition is subject to change.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

LEADER SHORT TERM BOND FUND

PORTFOLIO MANAGER:
          Paul B. Anderson, President & CIO, Union Planters Investment Advisors

OBJECTIVE

The LEADER Short Term Bond Fund seeks to provide a high level of current income consistent with preservation of capital. The Fund invests in U.S. corporate and government issues, and mortgage-backed and other asset-backed securities. The Fund invests primarily in investment grade bonds rated BBB or better. The average maturity of the Fund will generally be 3 years or less.

Q&A

HOW DID THE FUND PERFORM FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2003?

The Fund's Investor A Shares (exclusive of sales load)(1) posted a total return of 4.47%. The Fund's peer group, the Lipper Short Investment Grade Debt Funds Average(2), posted a total return of 2.48%. The Fund's benchmark, the Lehman Brothers 1-3 Year Government/Credit Index(2) posted a total return of 2.78% for the period.

WHAT WERE YOUR KEY STRATEGIES?

A key factor in the Fund's performance was duration, or exposure to interest rate risk. At 2.7 years, the Fund's duration was longer than the duration of 1.9 years for our Lehman Brothers benchmark index. Having a longer duration in a declining interest rate environment contributed to the Fund's out-performance relative to the index. (When interest rates decline, bond prices increase and funds with longer durations experience greater price appreciation.)*

We also focused on corporate bonds that offered attractive valuations, including some issues that previously had been beaten down yet still represented good value in our judgment. Good value was difficult to come by in the higher quality sectors, so we focused on securities with A and BBB ratings, maintaining a stringent quality evaluation. To help manage risk exposure, our BBB-rated holdings were shorter-term securities.*

HOW WAS THE FUND INVESTED?

As of February 28, 2003, 93% of the Fund's assets were invested in corporate bonds, and the remainder was invested in agency securities. In terms of quality, 10.7% of the Fund's assets was invested in bonds rated AAA; 11.4% was invested in AA; 43.0% was invested in A; and 29.5% was invested in BAA; 3.0% was invested in BA; and 2.6% was in B.*

WHAT IS YOUR INVESTMENT OUTLOOK?

We believe interest rates may be on the upswing in the months ahead, so we may look for opportunities to shorten the Fund's duration. In our quest for attractive corporate bonds, we will maintain our focus on quality, looking for bonds we believe are poised to benefit from improving corporate fundamentals. These efforts may help us pursue our ongoing objective of creating a reliable, predictable, attractive income stream for shareholders.

-------------------------------------------------------------------------------

(1) With the maximum sales load of 4.75%, the Fund's six-month return would have been -0.53% and the average annual total return for the one-year and since inception (1/5/01) periods would have been 1.32% and 2.66%, respectively, for the period ended February 28, 2003. The performance shown for the Investor Share Class prior to its inception on March 8, 2001 reflects the historical performance of the Institutional Share Class dating back to January 5, 2001.

(2) See Glossary of Terms for additional information.

*The Fund's composition is subject to change.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

LEADER TAX-EXEMPT MONEY MARKET FUND+

PORTFOLIO MANAGERS:
             Lucy Kasson**, Vice President, Union Planters Investment Advisors Chad A. Stafko, Assistant Vice President, Union Planters Investment Advisors

OBJECTIVE

The LEADER Tax-Exempt Money Market Fund seeks maximum current income exempt from federal income tax consistent with preservation of capital and liquidity. The Fund invests in high quality short-term tax-exempt money market instruments with maturities of 397 days or less.

Q&A

HOW DID THE FUND PERFORM?

For the period ended February 28, 2003, the Fund's Investor A Shares posted a total return of 0.26%.(1) The seven-day yield for the Fund's Investor A Shares was 0.35% as of February 28, 2003. For investors in the 39.6% federal income tax bracket, this tax-exempt yield translates to a taxable-equivalent yield of 0.58%.

The Fund's yield decline reflected the general slide in short-term interest rates during the period. In response to lingering economic weakness brought about by rising unemployment and geopolitical uncertainty, the Federal Reserve cut interest rates by 50 basis points (a half percentage point) in November. This action pushed the federal funds rate to 1.25%.

WHAT WERE YOUR KEY STRATEGIES?

With interest rates at historic lows, we concentrated on extending the Fund's weighted average maturity. Increasing the Fund's maturity enabled us to capture relatively higher yields on longer-term paper. The Fund ended the six-month period with a weighted average maturity of 54 days.*

Because we anticipated rates would remain on a downward course during the six months, we focused on fixed-rate securities rather than variable-rate securities. Yields on fixed-rate securities remain constant for a stated period of time, while yields on variable-rate securities change daily, weekly or monthly according to prevailing interest rates. As of February 28, 2003, 98.7% of the Fund's assets was invested in fixed-rate securities*

WHAT IS YOUR OUTLOOK?

We believe that yields on fixed-income securities may increase during the next several months, as geopolitical stability improves. An improving geopolitical climate could also lead to better economic conditions worldwide. We plan to position the Fund's portfolio to take advantage of this potential scenario by decreasing the Fund's weighted average maturity, so we can quickly shift into potentially higher-yielding investments if interest rates start to climb. We also plan to increase the Fund's exposure to variable-rate securities, which could help us capture higher yields for shareholders as rates increase.*

-------------------------------------------------------------------------------

+ A portion of the Fund's income may be subject to the federal alternative minimum tax and/or to certain state and local taxes.

(1) The performance shown for the Investor Share Class prior to its inception on October 4, 2000 reflects the historical performance of the Institutional Share Class dating back to September 6, 2000.

*The composition of the Fund's holdings is subject to change.

**Effective March 7, 2003, Chad A. Stafko and Dennis J. Whittaker will be responsible for day-to-day portfolio management of the LEADER Tax-Exempt Bond Fund and each LEADER Money Fund.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. AN INVESTMENT IN THE FUND IS NEITHER GUARANTEED NOR INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND STRIVES TO MAINTAIN THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.

LEADER MONEY MARKET FUND

PORTFOLIO MANAGERS:
              Lucy Kasson**, Vice President, Union Planters Investment Advisors Chad A. Stafko, Assistant Vice President, Union Planters Investment Advisors

OBJECTIVE

The LEADER Money Market Fund seeks maximum current income consistent with preservation of capital and liquidity. The Fund invests in high quality, short-term money market instruments with remaining maturities of 397 days or less.

Q&A

HOW DID THE FUND PERFORM?

For the six-month period ended February 28, 2003, the Fund's Investor A Shares posted a total return of 0.33%.(1) The seven-day yield on the Fund's Investor A Shares was 0.42% as of February 28, 2003, down from 2.82% on August 31, 2002.

The decline in the Fund's yield reflects the general decline in interest rates, particularly along the short end of the yield curve. Economic weakness, rising unemployment and geopolitical uncertainty prompted the Federal Reserve to cut interest rates by 50 basis points (a half percentage point) in November, which pushed money market yields lower.

WHAT WERE YOUR KEY STRATEGIES?

As interest rates reached historic lows, our key strategy was to extend the Fund's weighted average maturity, in an attempt to capture for our shareholders slightly higher yields on longer-term paper. The Fund ended the six-month period with an average maturity of 47 days.*

Because we expected interest rates to continue declining during the period, we moved a greater allocation of the Fund's assets to fixed-rate securities rather than variable-rate securities. Yields on fixed-rate securities remain constant for a stated period of time, while yields on variable-rate securities change daily, weekly or monthly according to prevailing interest rates. As of February 28, 2003, 76.7% of the Fund's assets was invested in fixed-rate securities.*

WHAT IS YOUR OUTLOOK?

We believe bond yields may increase during the next several months, as geopolitical stability improves. In addition, improving economic conditions in the United States and worldwide may contribute to higher yields. We plan to position the Fund's portfolio to take advantage of this potential scenario by decreasing the Fund's weighted average maturity, so we can quickly move into potentially higher-yielding investments if interest rates start to climb. We have increased the Fund's exposure to variable-rate securities, which may enable us to capture higher yields for shareholders as rates increase.

-------------------------------------------------------------------------------

(1) The performance shown for the Investor Share Class prior to its inception on September 5, 2000 reflects the historical performance of the Institutional Share Class dating back to July 7, 1999.

*The composition of the Fund's holding is subject to change.

**Effective March 7, 2003, Chad A. Stafko and Dennis J. Whittaker will be responsible for day-to-day portfolio management of the LEADER Tax-Exempt Bond Fund and each LEADER Money Fund.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. AN INVESTMENT IN THE FUND IS NEITHER GUARANTEED NOR INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND STRIVES TO MAINTAIN THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.

LEADER TREASURY MONEY MARKET FUND

PORTFOLIO MANAGERS:
              Lucy Kasson**, Vice President, Union Planters Investment Advisors Chad A. Stafko, Assistant Vice President, Union Planters Investment Advisors

OBJECTIVE

The LEADER Treasury Money Market Fund seeks a high level of current income consistent with stability of principal and liquidity. The Fund invests primarily in high quality, short-term money market securities whose interest and principal payments are backed by the full faith of the U.S. government with remaining maturities of 397 days or less.

Q&A

HOW DID THE FUND PERFORM?

For the six-month period ended February 28, 2003 the Fund's Investor A Shares posted a total return of 0.29% for the six-month period ended February 28, 2003.(1) The seven-day yield on the Fund's Investor A Shares was 0.15% as of February 28, 2003.

Lingering economic weakness, rising unemployment and geopolitical uncertainty led to lower yields for fixed-income securities. In response to that weakness and uncertainty, the Federal Reserve cut interest rates by 50 basis points (a half percentage point) in November, pushing the federal funds rate to an historic low 1.25%. The Fund's yield declined along with the general decline across the Treasury yield curve, which was most prevalent on the short-term end.

WHAT WERE YOUR KEY STRATEGIES?

Our key strategy during the six-month period was to extend the Fund's weighted average maturity by moving into longer-dated paper, thus capturing slightly higher yields for our shareholders. The Fund ended the six-month period with an average maturity of 59 days.*

Because we expected interest rates to continue declining during the period, we moved a greater allocation of the Fund's assets to fixed-rate securities rather than variable-rate securities. Yields on fixed-rate securities remain constant for a stated period of time, while yields on variable-rate securities change daily, weekly or monthly according to prevailing interest rates. As of February 28, 2003, approximately 99% of the Fund's assets were invested in treasury securities.*

WHAT IS YOUR OUTLOOK?

Throughout the next several months, we anticipate the geopolitical climate to improve. As the uncertainty surrounding the situation in Iraq subsides, we believe the domestic economy should start forging ahead. These factors may lead to higher interest rates in the months ahead. We plan to position the Funds' portfolio to take advantage of this potential scenario by decreasing the Fund's weighted average maturity. We believe this may allow us to quickly move into potentially higher-yielding investments if interest rates start to climb. We also plan to increase the Fund's exposure to variable-rate securities, which may enable us to capture higher yields for shareholders as rates increase.

-------------------------------------------------------------------------------

(1) The performance shown for the Investor Share Class prior to its inception on October 5, 2000 reflects the historical performance of the Institutional Share Class dating back to September 6, 2000.

*The composition of the Fund's holding is subject to change.

**Effective March 7, 2003, Chad A. Stafko and Dennis J. Whittaker will be responsible for day-to-day portfolio management of the LEADER Tax-Exempt Bond Fund and each LEADER Money Fund.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. AN INVESTMENT IN THE FUND IS NEITHER GUARANTEED NOR INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND STRIVES TO MAINTAIN THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.

GLOSSARY OF TERMS

LIPPER LEADERS

     THE LEADER GROWTH & INCOME FUND, Institutional Class, received a Lipper Leaders designation for Consistent Return among 678 funds in the Lipper Large-Cap Core Fund Classification.

     THE LEADER INTERMEDIATE BOND FUND, Institutional Class, received a Lipper Leaders designation for Total Return among 273 funds in the Lipper Intermediate Investment Grade Fund Classification.

     A Lipper Leader for Consistent Return reflects the degree of a fund's historical success in achieving superior risk-adjusted returns, adjusted for volatility, relative to peers for the three years ended February 28, 2003. A Lipper Leader for Total Return reflects a fund's historical total return performance relative to peers. The ratings are subject to change every month. Twenty percent of the funds analyzed are named Lipper Leaders for Consistent Returns.

MORNINGSTAR RATINGS

     The LEADER GROWTH & INCOME FUND (INSTITUTIONAL SHARE CLASS) received an overall rating of 4 stars among 1,031 large blend funds, for the period ended February 28, 2003. For the three- and five-year periods the Fund received a 4 star rating among 1,031 and 696 large blend funds, respectively, but was not rated for the ten year period.

     LEADER INTERMEDIATE BOND FUND (INSTITUTIONAL SHARE CLASS) received an overall rating of 3 stars among 539 intermediate-term bond funds, for the period ended February 28, 2003. For the three- and five-year periods the Fund received a 4 and 3 star rating among 539 and 428 lntermediate-term funds, respectively, but was not rated for the ten year period.

     Morningstar ratings are for the Institutional Share class only; other classes may have different performance characteristics. For each fund with a least a three-year history, Morningstar calculates a Morningstar Rating(TM) metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the Fund's load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall rating for the fund was derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating(TM) metrics.

-------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

THE LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX is generally representative of the total return of long-term government and corporate bonds.

THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

THE LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX generally tracks bonds with a maturity range of four to six years.

THE LEHMAN BROTHERS 1-3-YEAR GOVERNMENT/CREDIT INDEX generally tracks investment grade corporate debt issues, as well as debt issues of U.S. government agencies and the U.S. Treasury with a maturity range of one to three years.

THE S&P 500 INDEX is generally representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.

The above indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees.

THE LIPPER BALANCED FUNDS AVERAGE consists of managed mutual funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds. Typically, the stock/bond ratio is approximately 60%/40%.

THE LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE consists of managed mutual funds that invest at least 65% of their assets in municipal debt issues in the top four credit ratings.

THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE consists of funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.

THE LIPPER LARGE-CAP CORE FUNDS AVERAGE consists of managed funds that, by portfolio practice, invest at least 75% of their assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average rice-to-earnings ratio, price-to-book ratio, and three-year sales-per share growth value, compared to the S&P 500 Index.

THE LIPPER SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE consists of managed mutual funds that invest at least 65% of their assets in investment-grade debt issues with dollar-weighted average maturities of less than three years.

Investors cannot invest directly in an index, but they can invest in its underlying funds or securities.

                                                       LEADER GROWTH EQUITY FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                   FEBRUARY 28, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SECURITY DESCRIPTION           SHARES         VALUE
------------------------------------------------------
COMMON STOCKS -- (86.8%)
AEROSPACE -- (4.0%)
Lockheed Martin
  Corporation..............       8,500    $   388,620
United Technologies
  Corporation..............       6,500        380,770
                                           -----------
                                               769,390
                                           -----------
COMPUTER SOFTWARE -- (10.7%)
Citrix Systems
  Incorporated*............      20,000        240,000
Microsoft Corporation......      26,600        630,420
Oracle Corporation*........      43,000        514,280
Qualcomm Incorporated*.....      20,000        691,600
                                           -----------
                                             2,076,300
                                           -----------
COMPUTERS & BUSINESS EQUIPMENT -- (11.2%)
Cisco Systems
  Incorporated*............      35,000        489,300
Dell Computer
  Corporation*.............      22,000        593,120
International Business
  Machines Corporation.....       8,000        623,600
Network Appliance
  Incorporated*............      30,000        318,600
Sun Microsystems
  Incorporated*............      44,400        152,736
                                           -----------
                                             2,177,356
                                           -----------
DIVERSIFIED OPERATIONS -- (3.0%)
General Electric Company...      24,000        577,200
                                           -----------
DRUGS & HEALTHCARE -- (12.3%)
Amgen Incorporated*........      10,700        584,648
Johnson & Johnson..........       9,200        482,540
Lilly (Eli) & Company......       9,500        537,320
Merck & Company
  Incorporated.............       6,000        316,500
Pfizer Incorporated........      15,500        462,210
                                           -----------
                                             2,383,218
                                           -----------
ELECTRONIC COMPONENTS -- (4.2%)
Applied Materials
  Incorporated*............      25,000        324,500
Intel Corporation..........      28,100        484,725
                                           -----------
                                               809,225
                                           -----------
FINANCE & BANKING -- (4.8%)
Bank of America
  Corporation..............       5,000        346,200
Citigroup Incorporated.....      12,500        416,750

SECURITY DESCRIPTION           SHARES         VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
FINANCE & BANKING -- (CONTINUED)
Fannie Mae.................       2,500    $   160,250
                                           -----------
                                               923,200
                                           -----------
FINANCIAL SERVICES -- (1.9%)
AFLAC Incorporated.........      12,000        375,000
                                           -----------
FOOD & BEVERAGES -- (1.9%)
PepsiCo Incorporated.......       9,500        364,040
                                           -----------
HEALTH SERVICES -- (3.3%)
Abbott Laboratories........      10,700        381,134
Stryker Corporation........       4,000        260,800
                                           -----------
                                               641,934
                                           -----------
HOUSEHOLD PRODUCTS -- (5.8%)
Colgate-Palmolive
  Company..................      10,000        503,100
Procter & Gamble Company...       7,700        630,322
                                           -----------
                                             1,133,422
                                           -----------
INSURANCE -- (2.3%)
American International
  Group Incorporated.......       9,000        443,610
                                           -----------
MEDICAL -- BIOMEDICAL/GENETIC -- (2.4%)
Invitrogen Corporation*....      15,000        465,600
                                           -----------
MEDICAL INSTRUMENTS -- (5.2%)
Boston Scientific
  Corporation*.............       9,900        437,283
Medtronic Incorporated.....      12,700        567,690
                                           -----------
                                             1,004,973
                                           -----------
OIL & GAS -- (3.6%)
Anadarko Petroleum
  Corporation..............       5,800        267,264
Exxon Mobil Corporation....      12,500        425,250
                                           -----------
                                               692,514
                                           -----------
PHARMACEUTICAL PREPARATIONS -- (2.3%)
Forest Laboratories
  Incorporated*............       9,000        448,200
                                           -----------
RETAIL -- (7.3%)
Bed Bath & Beyond
  Incorporated*............      10,000        330,400
Lowe's Companies
  Incorporated.............      16,000        628,800
Wal-Mart Stores
  Incorporated.............       9,600        461,376
                                           -----------
                                             1,420,576
                                           -----------

                                   continued

LEADER GROWTH EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
FEBRUARY 28, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               SHARES
                                 OR
                             PRINCIPAL
SECURITY DESCRIPTION           AMOUNT         VALUE
------------------------------------------------------
TELECOMMUNICATIONS -- (0.6%)
SBC Communications
  Incorporated.............       5,000    $   104,000
Verizon Communications
  Incorporated.............         610         21,094
                                           -----------
                                               125,094
                                           -----------
TOTAL COMMON STOCKS -- (Cost
  $17,082,032).........................     16,830,852
                                           -----------
GOVERNMENT AND AGENCY BONDS -- (45.5%)
U.S. TREASURY BILLS -- (45.5%)(b)
  1.15%, 3/13/2003.........  $2,000,000      1,999,155
  1.15%, 3/20/2003.........   3,350,000      3,347,844
  1.17%, 3/27/2003.........   3,500,000      3,496,981
                                           -----------
TOTAL GOVERNMENT AND AGENCY BONDS --
(Cost $8,844,280)......................      8,843,980
                                           -----------


SECURITY DESCRIPTION           SHARES         VALUE
------------------------------------------------------
SHORT TERM INVESTMENTS -- (5.6%)
MUTUAL FUNDS -- (5.6%)
Fifth Third Government
  Money Market,
  Institutional Class......     130,095    $   130,095
Pacific Capital U.S.
  Government Securities
  Cash Assets Trust,
  Original Class...........     966,508        966,508
                                           -----------
TOTAL SHORT TERM INVESTMENTS -- (Cost
  $1,096,603)..........................      1,096,603
                                           -----------
TOTAL INVESTMENTS -- (Cost
  $27,022,915)(a) -- 137.9%............     26,771,435
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (37.9)%....................     (7,351,590)
                                           -----------
NET ASSETS -- 100.0%...................    $19,419,845
                                           ===========

---------------

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation.....................................  $ 355,014
Unrealized depreciation.....................................   (606,494)
                                                              ---------
Net unrealized depreciation.................................  $(251,480)
                                                              =========

(b) The rate disclosed represents effective yield at purchase.

*  Represents non-income producing securities.

                See accompanying notes to financial statements.

                                                     LEADER GROWTH & INCOME FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                   FEBRUARY 28, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


SECURITY DESCRIPTION          SHARES         VALUE
------------------------------------------------------
COMMON STOCKS -- (88.6%)
AEROSPACE -- (2.5%)
Lockheed Martin
  Corporation..............     45,000    $  2,057,400
United Technologies
  Corporation..............     20,000       1,171,600
                                          ------------
                                             3,229,000
                                          ------------
ALUMINUM -- (1.1%)
Alcoa Incorporated.........     70,000       1,435,000
                                          ------------
AUTOMOBILES & TRUCKS -- (0.6%)
Ford Motor Company.........     87,408         727,235
                                          ------------
BREWERY -- (2.8%)
Anheuser-Busch Companies
  Incorporated.............     75,000       3,487,500
                                          ------------
CHEMICALS -- (1.6%)
Dow Chemical Company.......     75,000       2,047,500
                                          ------------
COMPUTER SOFTWARE -- (2.6%)
Microsoft Corporation......    119,600       2,834,520
Oracle Corporation*........     40,000         478,400
                                          ------------
                                             3,312,920
                                          ------------
COMPUTERS & BUSINESS EQUIPMENT -- (5.3%)
Cisco Systems
  Incorporated*............    115,000       1,607,700
Dell Computer
  Corporation*.............     80,000       2,156,800
EMC Corporation*...........    150,000       1,108,500
International Business
  Machines Corporation.....     16,000       1,247,200
Sun Microsystems
  Incorporated*............    180,000         619,200
                                          ------------
                                             6,739,400
                                          ------------
DIVERSIFIED OPERATIONS -- (3.2%)
General Electric Company...    125,000       3,006,250
Tyco International
  Limited..................     70,000       1,036,000
                                          ------------
                                             4,042,250
                                          ------------
DRUGS & HEALTHCARE -- (16.1%)
Amgen Incorporated*........     80,000       4,371,200
Bristol-Myers Squibb
  Company..................     40,000         932,000
Cardinal Health
  Incorporated.............     35,000       2,005,150
Johnson & Johnson..........     60,000       3,147,000
Lilly (Eli) & Company......     40,000       2,262,400


SECURITY DESCRIPTION          SHARES         VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
DRUGS & HEALTHCARE -- (CONTINUED)
Merck & Company
  Incorporated.............     40,200    $  2,120,550
Pfizer Incorporated........    181,000       5,397,420
                                          ------------
                                            20,235,720
                                          ------------
ELECTRONIC COMPONENTS -- (2.5%)
Applied Materials
  Incorporated*............     80,000       1,038,400
Intel Corporation..........     80,000       1,380,000
Texas Instruments
  Incorporated.............     47,400         793,950
                                          ------------
                                             3,212,350
                                          ------------
FINANCE & BANKING -- (13.5%)
Bank of America
  Corporation..............     40,000       2,769,600
Bank One Corporation.......     33,200       1,196,196
Citigroup Incorporated.....     48,333       1,611,422
Fannie Mae.................     50,000       3,205,000
Hartford Financial Services
  Group Incorporated.......     20,000         722,600
J.P. Morgan Chase &
  Company..................     51,000       1,156,680
Mellon Financial
  Corporation..............     36,600         823,866
Merrill Lynch & Company
  Incorporated.............     30,000       1,022,400
SouthTrust Corporation.....     77,000       2,078,230
Wachovia Corporation.......     30,000       1,064,400
Wells Fargo & Company......     30,200       1,369,570
                                          ------------
                                            17,019,964
                                          ------------
FOOD & BEVERAGES -- (5.1%)
Coca-Cola Company..........     16,000         643,520
ConAgra Foods
  Incorporated.............     81,200       1,873,284
PepsiCo Incorporated.......     65,600       2,513,792
Sara Lee Corporation.......     70,000       1,386,000
                                          ------------
                                             6,416,596
                                          ------------
HOUSEHOLD PRODUCTS -- (4.4%)
Colgate-Palmolive
  Company..................     35,000       1,760,850
Kimberly-Clark
  Corporation..............     25,000       1,145,750
Procter & Gamble Company...     32,000       2,619,520
                                          ------------
                                             5,526,120
                                          ------------

                                   continued

LEADER GROWTH & INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
FEBRUARY 28, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


SECURITY DESCRIPTION          SHARES         VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
MACHINERY & EQUIPMENT -- (0.5%)
Danaher Corporation........     10,000    $    650,200
                                          ------------
MEDICAL INSTRUMENTS -- (2.1%)
Medtronic Incorporated.....     60,000       2,682,000
                                          ------------
MULTIMEDIA -- (0.6%)
AOL Time Warner
  Incorporated*............     69,900         791,268
                                          ------------
OIL & GAS -- (11.2%)
BP PLC -- ADR..............     54,200       2,065,562
ChevronTexaco
  Corporation..............     32,340       2,075,258
ConocoPhillips.............     37,344       1,893,341
Exxon Mobil Corporation....    139,736       4,753,818
Sunoco Incorporated........     70,000       2,477,300
Valero Energy
  Corporation..............     23,161         903,511
                                          ------------
                                            14,168,790
                                          ------------
PAPER -- (1.2%)
Boise Cascade
  Corporation..............     20,000         482,400
Georgia-Pacific
  Corporation..............     70,000       1,050,700
                                          ------------
                                             1,533,100
                                          ------------
PRINTING & PUBLISHING -- (0.8%)
R.R. Donnelley & Sons
  Company..................     56,000       1,022,560
                                          ------------
RAILROADS -- (0.5%)
Burlington Northern Santa
  Fe Corporation...........     23,800         595,000
                                          ------------
RESTAURANTS -- (0.3%)
McDonald's Corporation.....     29,400         400,134
                                          ------------
RETAIL -- (4.1%)
Best Buy Company
  Incorporated*............     25,000         726,750
Lowe's Companies
  Incorporated.............     60,000       2,358,000
Wal-Mart Stores
  Incorporated.............     45,000       2,162,700
                                          ------------
                                             5,247,450
                                          ------------


SECURITY DESCRIPTION          SHARES         VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
TELECOMMUNICATION EQUIPMENT -- (1.1%)
General Motors Corporation,
  Class H*.................     60,000    $    611,400
Nokia Oyj -- ADR...........     62,000         820,260
                                          ------------
                                             1,431,660
                                          ------------
TELECOMMUNICATIONS -- (1.6%)
SBC Communications
  Incorporated.............     39,200         815,360
Verizon Communications
  Incorporated.............     35,990       1,244,534
                                          ------------
                                             2,059,894
                                          ------------
TOBACCO -- (2.1%)
Altria Group
  Incorporated.............     70,000       2,705,500
                                          ------------
UTILITIES -- (1.2%)
Southern Company...........     55,000       1,551,550
                                          ------------
TOTAL COMMON STOCKS --
  (Cost $107,517,651).................     112,270,661
                                          ------------
PREFERRED STOCKS -- (5.1%)
FINANCE & BANKING -- (3.0%)
AT&T Capital Corporation...     40,000       1,028,800
Harris Preferred Capital,
  Series A.................     30,000         759,000
MediaOne Financial Trust...     40,000       1,034,000
Merrill Lynch Preferred
  Capital Trust V..........     40,000       1,067,600
                                          ------------
                                             3,889,400
                                          ------------
OIL & GAS -- (0.4%)
UDS Capital, Series I......     20,000         503,800
                                          ------------
TELECOMMUNICATIONS -- (0.7%)
Motorola Capital Trust.....     40,000         871,200
                                          ------------
UTILITIES -- (1.0%)
Duke Energy Capital
  Trust....................     30,000         737,700
KCPL Financing, Series I...     20,000         504,600
                                          ------------
                                             1,242,300
                                          ------------
TOTAL PREFERRED STOCKS -- (Cost
  $6,500,000).........................       6,506,700
                                          ------------

                                   continued

                                                     LEADER GROWTH & INCOME FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                   FEBRUARY 28, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              SHARES
                                OR
                             PRINCIPAL
SECURITY DESCRIPTION          AMOUNT         VALUE
------------------------------------------------------
MUNICIPAL BONDS -- (0.6%)
CALIFORNIA -- (0.6%)
Sacramento County
  California, Revenue(b),
  1.31%, 7/1/2020..........  $ 700,000    $    700,000
                                          ------------
TOTAL MUNICIPAL BONDS -- (Cost
  $700,000)...........................         700,000
                                          ------------
SHORT TERM INVESTMENTS -- (4.4%)
MUTUAL FUND -- (4.4%)
Pacific Capital U.S. Government
  Securities Cash Assets Trust,
  Original Class...........  5,605,655       5,605,655
                                          ------------
TOTAL SHORT TERM INVESTMENTS -- (Cost
  $5,605,655).........................       5,605,655
                                          ------------
TOTAL INVESTMENTS -- (Cost
  $120,323,306)(a) -- 98.7%...........     125,083,016
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.3%.................       1,655,571
                                          ------------
NET ASSETS -- 100.0%..................    $126,738,587
                                          ============

---------------

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $ 27,519,094
Unrealized depreciation.....................................   (22,759,384)
                                                              ------------
Net unrealized appreciation.................................  $  4,759,710
                                                              ============

(b) Variable Rate Interest. The rate presented is the rate in effect at February 28, 2003. The maturity date reflected is the final maturity date.

*  Represents non-income producing securities.

ADR -- American Depositary Receipt

                See accompanying notes to financial statements.

LEADER BALANCED FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
FEBRUARY 28, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   SECURITY DESCRIPTION        SHARES         VALUE
------------------------------------------------------
COMMON STOCKS -- (45.7%)
AEROSPACE (3.0%)
Lockheed Martin
  Corporation..............      15,000    $   685,800
United Technologies
  Corporation..............      10,000        585,800
                                           -----------
                                             1,271,600
                                           -----------
ALUMINUM -- (0.7%)
Alcoa Incorporated.........      15,000        307,500
                                           -----------
BREWERY -- (1.6%)
Anheuser-Busch Companies
  Incorporated.............      15,000        697,500
                                           -----------
CHEMICALS -- (1.0%)
DuPont (EI) de Nemours &
  Company..................      12,000        440,040
                                           -----------
COMPUTER SOFTWARE -- (1.4%)
Microsoft Corporation......      12,000        284,400
Oracle Corporation*........      25,000        299,000
                                           -----------
                                               583,400
                                           -----------
COMPUTERS & BUSINESS EQUIPMENT -- (1.4%)
EMC Corporation*...........      30,000        221,700
International Business
  Machines Corporation.....       4,000        311,800
Sun Microsystems
  Incorporated*............      22,000         75,680
                                           -----------
                                               609,180
                                           -----------
CONSTRUCTION & HOUSING -- (1.2%)
Centex Corporation.........       9,000        497,520
                                           -----------
DIVERSIFIED OPERATIONS -- (1.7%)
General Electric Company...      17,000        408,850
Textron Incorporated.......         700         25,291
Tyco International
  Limited..................      20,000        296,000
                                           -----------
                                               730,141
                                           -----------
DRUGS & HEALTHCARE -- (8.1%)
Amgen Incorporated*........      10,000        546,400
Bristol-Myers Squibb
  Company..................      10,000        233,000
Cardinal Health
  Incorporated.............      10,400        595,816
Johnson & Johnson..........      15,000        786,750
Lilly (Eli) & Company......      11,000        622,160
Merck & Company
  Incorporated.............       8,000        422,000

   SECURITY DESCRIPTION        SHARES         VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
DRUGS & HEALTHCARE -- (CONTINUED)
Pfizer Incorporated........      10,000    $   298,200
                                           -----------
                                             3,504,326
                                           -----------
FINANCE & BANKING -- (8.2%)
Bank of America
  Corporation..............      12,000        830,880
Citigroup Incorporated.....      12,000        400,080
Fannie Mae.................       7,000        448,700
J.P. Morgan Chase &
  Company..................      14,000        317,520
Merrill Lynch & Company
  Incorporated.............       5,000        170,400
SouthTrust Corporation.....      32,000        863,680
Wells Fargo & Company......      11,000        498,850
                                           -----------
                                             3,530,110
                                           -----------
FOOD & BEVERAGES -- (2.9%)
ConAgra Foods
  Incorporated.............      20,000        461,400
PepsiCo Incorporated.......      15,000        574,800
Sara Lee Corporation.......      10,000        198,000
                                           -----------
                                             1,234,200
                                           -----------
HOUSEHOLD PRODUCTS -- (2.2%)
Colgate-Palmolive
  Company..................      10,000        503,100
Gillette Company...........      15,000        452,850
                                           -----------
                                               955,950
                                           -----------
MACHINERY & EQUIPMENT -- (0.9%)
Danaher Corporation........       5,700        370,614
                                           -----------
MEDICAL INSTRUMENTS -- (1.0%)
Medtronic Incorporated.....      10,000        447,000
                                           -----------
OIL & GAS -- (4.0%)
BP PLC - ADR...............      10,000        381,100
Exxon Mobil Corporation....      18,000        612,360
Sunoco Incorporated........      20,000        707,800
                                           -----------
                                             1,701,260
                                           -----------
RETAIL -- (3.0%)
Best Buy Company
  Incorporated*............       8,000        232,560
Lowe's Companies
  Incorporated.............      20,000        786,000
Walgreen Company...........      10,000        281,400
                                           -----------
                                             1,299,960
                                           -----------

                                   continued

                                                            LEADER BALANCED FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                   FEBRUARY 28, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               SHARES
                                 OR
                             PRINCIPAL
   SECURITY DESCRIPTION        AMOUNT         VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
TELECOMMUNICATIONS -- (0.8%)
Verizon Communications
  Incorporated.............      10,000    $   345,800
                                           -----------
TOBACCO -- (1.3%)
Altria Group
  Incorporated.............      15,000        579,750
                                           -----------
UTILITIES -- (1.3%)
Southern Company...........      20,000        564,200
                                           -----------
TOTAL COMMON STOCKS --
  (Cost $24,446,057)...................     19,670,051
                                           -----------
CORPORATE BONDS -- (10.5%)
AUTOMOBILES & TRUCKS -- (2.7%)
DaimlerChrysler NA, 7.75%,
  1/18/2011................  $1,000,000      1,149,143
                                           -----------
FINANCE & BANKING -- (5.0%)
First Union National Bank,
  7.125%, 10/15/2006.......   1,000,000      1,136,899
Ford Motor Credit Company,
  5.75%, 2/23/2004.........   1,000,000      1,020,406
                                           -----------
                                             2,157,305
                                           -----------
TELECOMMUNICATIONS -- (2.8%)
British Telecom PLC,
  8.375%, 12/15/2010.......   1,000,000      1,211,780
                                           -----------
TOTAL CORPORATE BONDS --
  (Cost $4,029,998)....................      4,518,228
                                           -----------

                               SHARES
                                 OR
                             PRINCIPAL
   SECURITY DESCRIPTION        AMOUNT         VALUE
------------------------------------------------------
GOVERNMENT AND AGENCY BONDS -- (41.7%)
FANNIE MAE -- (13.6%)
  6.625%, 10/15/2007.......  $2,000,000    $ 2,327,698
  6.00%, 5/15/2008.........   1,500,000      1,712,817
  7.25%, 1/15/2010.........   1,500,000      1,833,027
                                           -----------
                                             5,873,542
                                           -----------
FEDERAL FARM CREDIT BANK -- (2.9%)
  7.00%, 9/1/2015..........   1,000,000      1,234,132
                                           -----------
FEDERAL HOME LOAN BANK -- (19.7%)
  6.21%, 6/2/2009..........   2,000,000      2,314,082
  7.00%, 8/15/2014.........   5,000,000      6,168,005
                                           -----------
                                             8,482,087
                                           -----------
SALLIE MAE -- (5.5%)
  6.55%, 12/2/2013.........   2,000,000      2,373,544
                                           -----------
TOTAL GOVERNMENT AND AGENCY BONDS --
  (Cost $15,986,098)...................     17,963,305
                                           -----------
SHORT TERM INVESTMENTS -- (1.5%)
MUTUAL FUND -- (1.5%)
Pacific Capital U.S.
  Government Securities
  Cash Assets Trust,
  Original Class...........     628,609        628,609
                                           -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $628,609)......................        628,609
                                           -----------
TOTAL INVESTMENTS --
  (Cost $45,090,763)(a) -- 99.4%.......     42,780,193
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.6%..................        259,302
                                           -----------
NET ASSETS -- 100.0%...................    $43,039,495
                                           ===========

---------------

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation.....................................  $ 3,663,210
Unrealized depreciation.....................................   (5,973,780)
                                                              -----------
Net unrealized depreciation.................................  $(2,310,570)
                                                              ===========

*  Represents non-income producing securities.

ADR -- American Depositary Receipt

                See accompanying notes to financial statements.

LEADER TAX-EXEMPT BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
FEBRUARY 28, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT          VALUE
------------------------------------------------------
MUNICIPAL BONDS -- (96.4%)
ALASKA -- (4.7%)
Anchorage Alaska, General
  Obligation, Series A,
  5.625%, 9/1/2016........  $   750,000    $   836,505
                                           -----------
COLORADO -- (4.9%)
Denver Colorado City &
  County Airport, Revenue,
  Series E, 6.00%,
  11/15/2011..............      750,000        876,263
                                           -----------
FLORIDA -- (5.8%)
Orange County Florida
  Water Utilities Systems,
  Revenue, 4.75%,
  10/1/2014...............      500,000        524,975
Reedy Creek Improvement
  District Florida,
  General Obligation,
  Series A, 4.75%,
  6/1/2017................      500,000        515,720
                                           -----------
                                             1,040,695
                                           -----------
ILLINOIS -- (11.1%)
Cook County Illinois
  Community College
  District No. 508,
  Revenue, Series C,
  7.70%, 12/1/2007........      750,000        927,968
Illinois Health Facilities
  Authority, Revenue,
  Advocate Network Health
  Care, 6.125%,
  11/15/2022..............    1,000,000      1,065,249
                                           -----------
                                             1,993,217
                                           -----------
INDIANA -- (8.4%)
Hamilton Southeastern
  Indiana Consolidated
  School Building
  Corporation, Revenue,
  3.73%, 7/1/2015(b)......      845,000        492,001
La Porte County Indiana
  Hospital Authority,
  Hospital Facility,
  Revenue, 6.25%,
  3/1/2012................    1,000,000      1,020,000
                                           -----------
                                             1,512,001
                                           -----------

                             PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT          VALUE
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
LOUISIANA -- (4.7%)
Louisiana State, General
  Obligation, Series B,
  5.50%, 4/15/2006........  $   750,000    $   835,748
                                           -----------
MARYLAND -- (3.3%)
Maryland State, General
  Obligation, Series II,
  5.50%, 7/15/2013........      500,000        583,260
                                           -----------
NEBRASKA -- (5.0%)
Omaha Public Power
  District, Nebraska
  Electric Revenue, Series
  B, 6.15%, 2/1/2012......      750,000        894,383
                                           -----------
NORTH CAROLINA -- (2.9%)
North Carolina Medical
  Care Commission, Health
  Care Facilities Revenue,
  Series A, 4.25%,
  10/1/2004...............      500,000        523,840
                                           -----------
OHIO -- (3.0%)
Ohio State Public
  Facilities Commission,
  Revenue, Series II-A,
  5.20%, 5/1/2005.........      500,000        541,980
                                           -----------
OREGON -- (3.0%)
Salem-Keizer Oregon School
  District No. 24J,
  General Obligation,
  5.10%, 6/1/2012.........      500,000        538,830
                                           -----------
PENNSYLVANIA -- (0.6%)
Berks County Industrial
  Development Authority,
  Industrial Development
  Revenue, *2.70%,
  7/1/2016................      100,000        100,000
                                           -----------
PUERTO RICO -- (3.9%)
Puerto Rico Industrial
  Tourist Educational,
  Medical & Environmental
  Control Facilities,
  Revenue, *1.45%,
  10/1/2021...............      700,000        700,000
                                           -----------

                                   continued

                                                     LEADER TAX-EXEMPT BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                   FEBRUARY 28, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                             PRINCIPAL
SECURITY DESCRIPTION          AMOUNT          VALUE
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
SOUTH CAROLINA -- (2.9%)
Charleston County South
  Carolina School
  District, General
  Obligation, 5.00%,
  2/1/2019................  $   500,000    $   528,060
                                           -----------
SOUTH DAKOTA -- (3.8%)
Heartland Consumers Power
  District, South Dakota
  Electric Revenue,
  6.375%, 1/1/2016........      575,000        682,151
                                           -----------
TENNESSEE -- (3.0%)
Jackson Tennessee
  Hospital, Revenue,
  5.50%, 4/1/2010.........      500,000        542,900
                                           -----------
TEXAS -- (6.2%)
Austin Texas, General
  Obligation, 4.75%,
  9/1/2014................      500,000        523,210
Brownsville Texas Utility
  Systems, Revenue,
  7.375%, 1/1/2010........      495,000        597,772
                                           -----------
                                             1,120,982
                                           -----------
WASHINGTON -- (18.6%)
Seattle Washington
  Municipal Light & Power,
  Revenue, 5.00%,
  3/1/2020................    1,000,000      1,034,019
Washington State Public
  Power Supply System,
  Nuclear Project No. 1,
  Revenue, Series B,
  7.25%, 7/1/2009.........      410,000        480,741

                              SHARES
                                OR
                             PRINCIPAL
SECURITY DESCRIPTION          AMOUNT          VALUE
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
WASHINGTON -- (CONTINUED)
Washington State Public
  Power Supply System,
  Nuclear Project No. 1,
  Revenue, Series B,
  7.25%, 7/1/2009.........  $    90,000    $   112,639
Washington State Public
  Power Supply System,
  Nuclear Project No. 2,
  Revenue, Series A,
  6.00%, 7/1/2007.........      750,000        859,260
Washington State, General
  Obligation, Series B,
  5.50%, 5/1/2009.........      750,000        857,783
                                           -----------
                                             3,344,442
                                           -----------
WYOMING -- (0.6%)
Green River Wyoming
  Pollution Control,
  Revenue, *2.06%,
  12/1/2012...............      100,000        100,000
                                           -----------
TOTAL MUNICIPAL BONDS --
  (Cost $15,891,234)...................     17,295,257
                                           -----------
SHORT TERM INVESTMENTS -- (2.5%)
MUTUAL FUND -- (2.5%)
Amsouth Tax Exempt Fund...      447,430        447,430
                                           -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $447,430)......................        447,430
                                           -----------
TOTAL INVESTMENTS --
  (Cost $16,338,664)(a) -- 98.9%.......     17,742,687
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.1%..................        195,897
                                           -----------
NET ASSETS -- 100.0%...................    $17,938,584
                                           ===========

---------------

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................    $1,404,023
Unrealized depreciation.....................................             0
                                                                ----------
Net unrealized appreciation.................................    $1,404,023
                                                                ==========

(b) The rate disclosed represents effective yield at purchase.

* Variable Rate Interest. The rate presented is the rate in effect at February 28, 2003. The maturity date reflected is the final maturity date.

                See accompanying notes to financial statements.

LEADER INTERMEDIATE BOND FUND*
SCHEDULE OF PORTFOLIO INVESTMENTS
FEBRUARY 28, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT         VALUE
------------------------------------------------------
CORPORATE BONDS -- (28.3%)
AUTOMOBILES & TRUCKS -- (2.5%)
DaimlerChrysler NA,
  4.75%, 1/15/2008........  $3,000,000    $  3,057,183
                                          ------------
BROKERAGE SERVICES -- (0.5%)
Merrill Lynch & Company,
  8.00%, 6/1/2007.........     500,000         583,369
                                          ------------
COMPUTER SERVICES -- (1.3%)
Electronic Data Systems,
  7.125%, 10/15/2009......   1,500,000       1,548,750
                                          ------------
DIVERSIFIED OPERATIONS -- (2.3%)
Tyco International Group,
  6.375%, 10/15/2011......   3,000,000       2,790,000
                                          ------------
FINANCE & BANKING -- (12.5%)
Bank of America
  Corporation,
  6.60%, 5/15/2010........   1,000,000       1,133,112
Citigroup Incorporated,
  6.20%, 3/15/2009........     500,000         560,094
Credit Suisse FB, USA,
  Incorporated,
  4.625%, 1/15/2008.......   2,500,000       2,586,380
Ford Motor Credit Company,
  6.875%, 2/1/2006........   3,000,000       3,047,024
General Motors Acceptance
  Corporation,
  6.125%, 8/28/2007.......   3,000,000       3,085,703
Household Financial
  Corporation,
  5.75%, 1/30/2007........   1,000,000       1,075,474
Northern Trust Company,
  7.10%, 8/1/2009.........   1,500,000       1,785,816
St. Paul Companies
  Incorporated,
  7.29%, 8/28/2007........     500,000         555,613
Wachovia Corporation,
  6.375%, 2/1/2009........   1,000,000       1,158,986
                                          ------------
                                            14,988,202
                                          ------------

                            PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT         VALUE
------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
INSURANCE -- (2.2%)
Liberty Mutual Insurance,
  8.20%, 5/4/2007(b)......  $2,000,000    $  2,079,990
Loews Corporation,
  6.75%, 12/15/2006.......     500,000         542,075
                                          ------------
                                             2,622,065
                                          ------------
MULTIMEDIA -- (2.8%)
Time Warner Incorporated,
  8.18%, 8/15/2007........   3,000,000       3,358,134
                                          ------------
RETAIL -- (1.2%)
Toys R Us,
  7.625%, 8/1/2011........   1,500,000       1,464,990
                                          ------------
TRANSPORTATION -- (0.2%)
Norfolk Southern Railway,
  7.75%, 8/15/2005........     225,000         254,194
                                          ------------
UTILITIES -- (2.8%)
Bellsouth Capital Funding,
  7.75%, 2/15/2010........   1,000,000       1,202,068
GTE North Incorporated,
  5.65%, 11/15/2008.......   1,000,000       1,087,091
National Rural Utilities,
  7.30%, 9/15/2006........   1,000,000       1,139,022
                                          ------------
                                             3,428,181
                                          ------------
TOTAL CORPORATE BONDS --
  (Cost $32,742,556)..................      34,095,068
                                          ------------
GOVERNMENT AND AGENCY BONDS -- (66.8%)
FANNIE MAE -- (23.2%)
  4.50%, 9/24/2004........   2,000,000       2,036,824
  4.375%, 10/15/2006......   3,000,000       3,203,349
  6.25%, 2/1/2011.........   1,500,000       1,700,777
  7.00%, 3/1/2012.........     347,869         371,783
  7.00%, 4/1/2012.........     462,283         494,064
  6.00%, 9/1/2012.........   1,137,764       1,201,909
  6.875%, 9/10/2012.......     500,000         568,845
  6.26%, 11/26/2012.......   1,000,000       1,164,436
  6.50%, 12/1/2012........     427,868         455,059
  6.50%, 1/1/2013.........     582,246         619,248
  6.00%, 2/1/2013.........   1,743,005       1,835,344
  6.00%, 7/1/2013.........     276,109         290,652
  6.00%, 3/1/2014.........     553,874         582,730
  6.50%, 6/1/2014.........     392,627         417,134

                                   continued

                                                  LEADER INTERMEDIATE BOND FUND*
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                   FEBRUARY 28, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT         VALUE
------------------------------------------------------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED)
FANNIE MAE -- (CONTINUED)
  7.00%, 6/1/2014.........  $  291,344    $    311,099
  7.00%, 5/1/2022.........   2,311,758       2,451,624
  6.00%, 10/25/2023.......   4,000,000       4,120,105
  6.00%, 2/25/2025........   3,000,000       3,093,826
  6.00%, 10/25/2027.......   2,055,423       2,097,910
  7.50%, 1/1/2030.........     617,901         658,329
  7.50%, 12/1/2030........     296,110         315,484
  7.50%, 12/1/2030........       8,093           8,622
                                          ------------
                                            27,999,153
                                          ------------
FEDERAL FARM CREDIT BANK -- (1.9%)
  6.125%, 1/22/2013.......   1,000,000       1,102,245
  6.27%, 1/26/2016........   1,000,000       1,148,600
                                          ------------
                                             2,250,845
                                          ------------
FEDERAL HOME LOAN BANK -- (20.8%)
  4.50%, 2/15/2006........   1,000,000       1,065,873
  5.375%, 2/15/2006.......   3,500,000       3,822,832
  5.25%, 8/15/2006........   1,000,000       1,095,081
  4.875%, 11/15/2006......   3,500,000       3,799,743
  4.875%, 5/15/2007.......   3,000,000       3,262,109
  7.325%, 5/30/2007.......   1,000,000       1,182,823
  6.795%, 6/30/2009.......   1,000,000       1,191,653
  7.375%, 2/12/2010.......   1,000,000       1,228,850
  6.25%, 3/1/2011.........   1,000,000       1,090,360
  6.125%, 1/9/2013........   2,000,000       2,308,452
  7.10%, 8/27/2014........   2,000,000       2,487,906
  7.375%, 2/13/2015.......   2,000,000       2,529,326
                                          ------------
                                            25,065,008
                                          ------------

                            PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT         VALUE
------------------------------------------------------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED)
FREDDIE MAC -- (20.4%)
  7.10%, 4/10/2007........  $2,000,000    $  2,345,148
  7.14%, 12/15/2007.......   1,000,000       1,184,639
  7.00%, 3/15/2010........   1,000,000       1,213,019
  6.135%, 2/15/2011.......   1,000,000       1,161,051
  6.71%, 12/5/2011........   2,000,000       2,261,282
  7.27%, 2/6/2012.........   1,000,000       1,154,834
  7.49%, 4/16/2012........   1,000,000       1,166,112
  4.50%, 6/15/2012........   3,000,000       3,081,287
  6.00%, 9/1/2013.........     396,509         417,061
  6.00%, 9/1/2013.........     475,663         500,318
  6.00%, 10/1/2013........     376,484         395,998
  7.09%, 11/22/2016.......     500,000         563,889
  5.50%, 1/15/2022........   5,000,000       5,028,801
  5.00%, 10/15/2026.......   3,000,000       3,076,843
  8.00%, 5/1/2030.........     255,653         275,927
  6.50%, 3/1/2031.........     648,602         678,898
                                          ------------
                                            24,505,107
                                          ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- (0.5%)
  7.50%, 6/20/2029........     330,365         351,850
  7.50%, 10/20/2029.......     196,687         209,478
                                          ------------
                                               561,328
                                          ------------
TOTAL GOVERNMENT AND AGENCY BONDS --
  (Cost $74,589,207)..................      80,381,441
                                          ------------

                                   continued

LEADER INTERMEDIATE BOND FUND*
SCHEDULE OF PORTFOLIO INVESTMENTS
FEBRUARY 28, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   SECURITY DESCRIPTION       SHARES         VALUE
------------------------------------------------------
SHORT TERM INVESTMENTS -- (5.3%)
MUTUAL FUNDS -- (5.3%)
Fifth Third Government
  Money Market,
  Institutional Class.....     343,298    $    343,298
Pacific Capital U.S.
  Government Securities
  Cash Assets Trust,
  Original Class..........   6,039,119       6,039,119
                                          ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $6,382,417)...................       6,382,417
                                          ------------

   SECURITY DESCRIPTION                      VALUE
------------------------------------------------------
TOTAL INVESTMENTS --
  (Cost $113,714,180)(a) -- 100.4%....    $120,858,926
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.4)%....................        (469,684)
                                          ------------
NET ASSETS -- 100.0%..................    $120,389,242
                                          ============

---------------

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $7,530,564
Unrealized depreciation.....................................    (385,818)
                                                              ----------
Net unrealized appreciation.................................  $7,144,746
                                                              ==========

(b) Represents restricted securities purchased under Rule 144A or 4(2), which is exempt from registration under The Security Act of 1933, as amended. The Advisor using procedures approved by the Board of Trustees has deemed these securities to be liquid.

*  Formally known as LEADER Intermediate Government Bond Fund.

                See accompanying notes to financial statements.

                                                     LEADER SHORT TERM BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                   FEBRUARY 28, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT          VALUE
------------------------------------------------------
CORPORATE BONDS -- (92.4%)
AIR TRAVEL -- (1.1%)
Southwest Airlines
  Company,
  5.10%, 5/1/2006.........  $   404,703    $   427,734
                                           -----------
AUTOMOBILES & TRUCKS -- (6.3%)
Daimler-Chrysler NA,
  6.40%, 5/15/2006........    1,000,000      1,080,489
Ford Motor Credit Company,
  6.50%, 1/25/2007........    1,000,000        996,505
General Motors,
  6.25%, 5/1/2005.........      300,000        311,117
                                           -----------
                                             2,388,111
                                           -----------
BROKERAGE SERVICES -- (7.7%)
Bear Stearns Company,
  Incorporated,
  6.50%, 5/1/2006.........      650,000        720,569
JP Morgan Chase & Company,
  4.00%, 2/1/2008.........    1,000,000      1,011,658
Merrill Lynch & Company,
  6.00%, 7/15/2005........      700,000        755,752
Morgan Stanley Dean
  Witter,
  5.625%, 1/20/2004.......      400,000        414,568
                                           -----------
                                             2,902,547
                                           -----------
COMPUTER SOFTWARE -- (2.7%)
Computer Associates
  Incorporated,
  6.25%, 4/15/2003........    1,000,000      1,005,000
                                           -----------
COMPUTERS -- (2.7%)
Electronic Data Systems,
  6.85%, 10/15/2004.......    1,000,000      1,036,250
                                           -----------
DATA PROCESSING/MANAGEMENT -- (1.9%)
First Data Corporation,
  4.70%, 11/1/2006........      690,000        731,521
                                           -----------
DIVERSIFIED OPERATIONS -- (2.9%)
Tyco International Group
  SA,
  6.25%, 6/15/2003........      410,000        412,050
Tyco International Group
  SA,
  5.875%, 11/1/2004.......      700,000        689,500
                                           -----------
                                             1,101,550
                                           -----------

                             PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT          VALUE
------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
DRUGS & HEALTHCARE -- (1.5%)
Wellpoint Health Network,
  6.375%, 6/15/2006.......  $   500,000    $   552,459
                                           -----------
FINANCE & BANKING -- (23.1%)
Block Financial
  Corporation,
  6.75%, 11/1/2004........      650,000        693,678
Boeing Capital
  Corporation,
  5.65%, 5/15/2006........      750,000        798,499
Cit Group Incorporated,
  6.50%, 2/7/2006.........    1,000,000      1,069,312
Citigroup Incorporated,
  6.75%, 12/1/2005........    1,000,000      1,122,145
General Electric Capital
  Corporation,
  2.85%, 1/30/2006........    1,400,000      1,413,350
General Motors Acceptance
  Corporation,
  6.125%, 2/1/2007........    1,000,000      1,036,738
Household Financial
  Corporation,
  5.75%, 1/30/2007........    1,000,000      1,075,474
International Lease
  Finance Corporation,
  5.70%, 7/3/2006.........      700,000        739,647
Textron Financial
  Corporation,
  5.95%, 3/15/2004........      700,000        725,004
                                           -----------
                                             8,673,847
                                           -----------
FOOD & BEVERAGES -- (2.2%)
Coca-Cola Enterprises,
  5.375%, 8/15/2006.......      750,000        811,716
                                           -----------
INSURANCE -- (6.0%)
Ace Limited,
  6.00%, 4/1/2007.........    1,000,000      1,071,618
Allstate Corporation,
  5.375%, 12/1/2006.......      500,000        543,593
Liberty Mutual Insurance,
  8.20%, 5/4/2007.........      620,000        644,797
                                           -----------
                                             2,260,008
                                           -----------

                                   continued

LEADER SHORT TERM BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
FEBRUARY 28, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT          VALUE
------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
MULTIMEDIA -- (4.9%)
Time Warner Incorporated,
  8.18%, 8/15/2007........  $ 1,000,000    $ 1,119,378
Walt Disney Company,
  5.50%, 12/29/2006.......      700,000        746,145
                                           -----------
                                             1,865,523
                                           -----------
OIL & GAS -- (7.4%)
BP Capital Markets PLC,
  4.00%, 4/29/2005........      750,000        786,095
Halliburton Company,
  6.00%, 8/1/2006.........    1,000,000      1,020,000
Transcontinental Gas
  Pipeline,
  6.125%, 1/15/2005.......    1,000,000        975,000
                                           -----------
                                             2,781,095
                                           -----------
RESTAURANTS -- (1.9%)
McDonald's Corporation,
  5.15%, 7/1/2004.........      700,000        731,192
                                           -----------
RETAIL -- (3.8%)
Nike Incorporated,
  5.50%, 8/15/2006........      400,000        438,068
Toys R US,
  6.875%, 8/1/2006........    1,000,000        986,721
                                           -----------
                                             1,424,789
                                           -----------
TELECOMMUNICATIONS -- (6.7%)
AT&T Corporation,
  6.50%, 11/15/2006(b)....      700,000        747,354
SBC Communications
  Incorporated,
  5.75%, 5/2/2006.........      700,000        761,532
Sprint Capital
  Corporation,
  7.125%, 1/30/2006.......    1,024,000      1,018,880
                                           -----------
                                             2,527,766
                                           -----------

                             PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT          VALUE
------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
UTILITIES -- (6.8%)
Detroit Edison Company,
  6.64%, 3/17/2003........  $   455,000    $   455,791
KeySpan Corporation,
  6.15%, 6/1/2006.........      700,000        769,354
National Rural Utilities,
  6.00%, 1/15/2004........      250,000        259,714
Progress Energy
  Incorporated,
  6.75%, 3/1/2006.........    1,000,000      1,093,846
                                           -----------
                                             2,578,705
                                           -----------
WIRELESS EQUIPMENT -- (2.8%)
Motorola Incorporated,
  6.75%, 2/1/2006.........    1,000,000      1,052,500
                                           -----------
TOTAL CORPORATE BONDS --
  (Cost $33,860,909)...................     34,852,313
                                           -----------

                                   continued

                                                     LEADER SHORT TERM BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                   FEBRUARY 28, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   SECURITY DESCRIPTION        SHARES         VALUE
------------------------------------------------------
SHORT TERM INVESTMENTS -- (6.8%)
MUTUAL FUNDS -- (6.8%)
Fifth Third Government
  Money Market,
  Institutional Class......     688,706    $   688,706
Pacific Capital U.S.
  Government Securities
  Cash Assets Trust,
  Original Class...........   1,894,918      1,894,917
                                           -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $2,583,623)....................      2,583,623
                                           -----------
TOTAL INVESTMENTS --
  (Cost $36,444,532)(a) -- 99.2%.......     37,435,936
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.8%..................        310,767
                                           -----------
NET ASSETS -- 100.0%...................    $37,746,703
                                           ===========

---------------

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $1,121,977
Unrealized depreciation.....................................    (130,573)
                                                              ----------
Net unrealized appreciation.................................  $  991,404
                                                              ==========

(b) Represents restricted securities purchased under Rule 144A or 4(2), which is exempt from registration under The Security Act of 1933, as amended. The Advisor using procedures approved by the Board of Trustees has deemed these securities to be liquid.

                See accompanying notes to financial statements.

LEADER TAX-EXEMPT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
FEBRUARY 28, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             PRINCIPAL
   SECURITY DESCRIPTION        AMOUNT         VALUE
------------------------------------------------------
COMMERCIAL PAPER -- (42.9%)
CALIFORNIA -- (4.2%)
California State,
  1.65%, 4/10/2003.........  $1,300,000    $ 1,300,000
                                           -----------
COLORADO -- (3.2%)
Colorado State,
  1.15%, 3/6/2003..........   1,000,000      1,000,000
                                           -----------
DISTRICT OF COLUMBIA -- (4.8%)
District of Columbia Water
  & Sewer,
  1.05%, 4/22/2003.........   1,500,000      1,500,000
                                           -----------
FINANCIAL SERVICES -- (4.8%)
Meag,
  1.10%, 3/6/2003..........   1,500,000      1,500,000
                                           -----------
FLORIDA -- (7.5%)
Indian River County
  Florida, 1.15%,
  7/11/2003................   1,000,000      1,000,000
Jacksonville Electric
  Authority,
  1.10%, 5/7/2003..........   1,300,000      1,300,000
                                           -----------
                                             2,300,000
                                           -----------
INDIANA -- (3.2%)
Indiana University,
  1.15%, 3/10/2003.........   1,000,000      1,000,000
                                           -----------
KENTUCKY -- (4.3%)
Danville Kentucky,
  1.15%, 6/12/2003.........   1,320,000      1,320,000
                                           -----------
MISSOURI -- (3.2%)
Claiborne County Missouri,
  1.40%, 6/13/2003.........   1,000,000      1,000,000
                                           -----------
NORTH CAROLINA -- (3.8%)
Winston-Salem North
  Carolina,
  1.15%, 8/13/2003.........   1,170,000      1,170,000
                                           -----------
VIRGINIA -- (3.9%)
Louisa Virginia,
  1.60%, 3/24/2003.........   1,200,000      1,200,000
                                           -----------
TOTAL COMMERCIAL PAPER -- (Amortized
  Cost $13,290,000)....................     13,290,000
                                           -----------

                             PRINCIPAL
   SECURITY DESCRIPTION        AMOUNT         VALUE
------------------------------------------------------
MUNICIPAL BONDS -- (55.8%)
CALIFORNIA -- (1.3%)
Santa Clara County -- El
  Camino California
  Hospital District
  Hospital Facilities
  Authority, Revenue,
  *1.60%, 8/1/2015.........  $  390,000    $   390,000
                                           -----------
COLORADO -- (3.2%)
Colorado Housing & Finance
  Authority, Revenue,
  1.70%, 10/1/2003.........   1,000,000      1,000,000
                                           -----------
FLORIDA -- (3.1%)
Putnam County Florida
  Development Authority
  Pollution Control,
  Revenue, *1.60%,
  3/15/2014................     960,000        960,000
                                           -----------
KANSAS -- (3.2%)
Olathe Kansas Health
  Facilities, Revenue,
  *1.20%, 9/1/2032.........   1,000,000      1,000,000
                                           -----------
KENTUCKY -- (3.8%)
Mayfield Kentucky
  Multi-City Lease,
  Revenue, *1.15%,
  7/1/2026.................   1,165,000      1,165,000
                                           -----------
MINNESOTA -- (7.4%)
Austin Minnesota Industrial
  Development, Revenue,
  *1.15%, 12/1/2013........     850,000        850,000
Minneapolis Minnesota
  Commercial Development,
  Revenue, *1.20%,
  6/1/2009.................     300,000        300,000
Moorhead Minnesota
  Industrial Development,
  Revenue, *1.15%,
  11/1/2006................   1,100,000      1,100,000
                                           -----------
                                             2,250,000
                                           -----------

                                   continued

                                             LEADER TAX-EXEMPT MONEY MARKET FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                   FEBRUARY 28, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             PRINCIPAL
   SECURITY DESCRIPTION        AMOUNT         VALUE
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
MISSOURI -- (4.8%)
Missouri State
  Environmental Import &
  Energy Reserve Authority
  Pollution Control,
  Revenue, *1.25%,
  12/15/2003...............  $  500,000    $   500,000
Missouri State Health &
  Educational Facilities
  Authority Educational
  Facilities, Revenue,
  *1.25%, 11/1/2029........   1,000,000      1,000,000
                                           -----------
                                             1,500,000
                                           -----------
NEW YORK STATE -- (4.5%)
New York State Energy
  Research & Development
  Authority, Revenue,
  *1.15%, 12/1/2025........   1,400,000      1,400,000
                                           -----------
NORTH DAKOTA -- (1.2%)
Fargo North Dakota
  Commercial Development,
  Revenue, *1.20%,
  11/1/2015................     365,000        365,000
                                           -----------
SOUTH CAROLINA -- (3.2%)
South Carolina State School
  Facilities, General
  Obligation, Series B,
  3.00%, 7/1/2003..........   1,000,000      1,005,131
                                           -----------
SOUTH DAKOTA -- (1.9%)
Watertown South Dakota
  Industrial Development,
  Revenue, *1.20%,
  8/1/2014.................     590,000        590,000
                                           -----------
TEXAS -- (3.2%)
Texas State Tax & Revenue,
  2.75%, 8/29/2003.........   1,000,000      1,006,600
                                           -----------

                             PRINCIPAL
   SECURITY DESCRIPTION        AMOUNT         VALUE
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
VERMONT -- (3.2%)
Vermont Industrial
  Development Authority
  Hydroelectric, Revenue,
  *1.30%, 12/1/2013........  $1,000,000    $ 1,000,000
                                           -----------
VIRGINIA -- (3.2%)
Clarke County Virginia
  Industrial Development
  Authority Hospital
  Facilities, Revenue,
  *1.15%, 1/1/2030.........   1,000,000      1,000,000
                                           -----------
WASHINGTON -- (1.0%)
Port Benton Washington
  Economic Development
  Corporation, Revenue,
  *1.35%, 11/1/2005........     325,000        325,000
                                           -----------
WEST VIRGINIA -- (2.4%)
Monongalia County West
  Virginia Building
  Commission Hospital,
  Series A, Revenue,
  *1.15%, 7/1/2017.........     745,000        745,000
                                           -----------
WISCONSIN -- (5.2%)
Milwaukee Wisconsin
  Industrial Development,
  Series A, Revenue,
  *1.20%, 5/1/2010.........     675,000        675,000
Wisconsin State Health &
  Educational Facilities
  Authority, Revenue,
  Series B, *1.23%,
  8/1/2029.................     925,000        925,000
                                           -----------
                                             1,600,000
                                           -----------
TOTAL MUNICIPAL BONDS --
  (Amortized Cost $17,301,732).........     17,301,732
                                           -----------

                                   continued

LEADER TAX-EXEMPT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
FEBRUARY 28, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   SECURITY DESCRIPTION        SHARES         VALUE
------------------------------------------------------
SHORT TERM INVESTMENTS -- (1.2%)
MUTUAL FUND -- (1.2%)
Goldman Sachs Financial
  Square Tax-Free Money
  Market Fund..............     371,738    $   371,738
                                           -----------
TOTAL SHORT TERM INVESTMENTS --
  (Amortized Cost $371,738)............        371,738
                                           -----------

   SECURITY DESCRIPTION                       VALUE
------------------------------------------------------
TOTAL INVESTMENTS --
  (Amortized Cost
  $30,963,470)(a) -- 99.9%.............    $30,963,470
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.1%..................         46,351
                                           -----------
NET ASSETS -- 100.0%...................    $31,009,821
                                           ===========

---------------

(a) Cost for financial reporting and federal income tax purposes are the same.

* Variable Rate Interest. The rate presented is the rate in effect at February 28, 2003. The maturity date reflected is the final maturity date.

                See accompanying notes to financial statements.

                                                        LEADER MONEY MARKET FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                   FEBRUARY 28, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           PRINCIPAL
SECURITY DESCRIPTION         AMOUNT          VALUE
------------------------------------------------------
COMMERCIAL PAPER -- (76.7%)
ADMINISTRATION OF GENERAL ECONOMIC PROGRAMS -- (4.4%)
Georgia Trans, 1.35%,
  4/4/2003(b)...........  $  1,500,000    $  1,498,088
Georgia Trans, 1.35%,
  5/5/2003(b)...........    10,000,000       9,975,625
                                          ------------
                                            11,473,713
                                          ------------
BANKING -- (4.6%)
Bank of
  Tokyo-Mitsubishi,
  1.43%, 5/9/2003(b)....    11,800,000      11,767,658
                                          ------------
CONSTRUCTION & HOUSING -- (3.9%)
Rinker Materials, 1.37%,
  3/19/2003(b)..........    10,000,000       9,993,150
                                          ------------
ELECTRIC & OTHER SERVICES COMBINED -- (3.0%)
National Grid Group,
  1.43%, 3/24/2003(b)...     7,750,000       7,742,920
                                          ------------
ELECTRONICS -- (3.8%)
Hitachi, 1.36%,
  10/24/2003(b).........    10,000,000       9,910,467
                                          ------------
FINANCIAL SERVICES -- (25.1%)
Autobahn Funding, 1.33%,
  3/12/2003(b)..........     4,500,000       4,498,171
Autobahn Funding, 1.33%,
  3/18/2003(b)..........     3,470,000       3,467,821
Autobahn Funding, 1.33%,
  4/11/2003(b)..........     4,000,000       3,993,941
Brahms Funding
  Corporation, 1.40%,
  3/20/2003(b)..........    12,000,000      11,991,132
Gotham Funding
  Corporation, 1.35%,
  3/5/2003(b)...........     8,500,000       8,498,725
Gotham Funding
  Corporation, 1.35%,
  3/21/2003(b)..........     3,400,000       3,397,450
Kaiserplatz Funding,
  1.37%, 4/1/2003(b)....     8,000,000       7,990,562
La Fayette Asset
  Securitization, 1.35%,
  3/25/2003(b)..........    10,700,000      10,690,370
Rathgar Capital
  Corporation, 1.41%,
  3/21/2003(b)..........    10,000,000       9,992,167
                                          ------------
                                            64,520,339
                                          ------------

                           PRINCIPAL
SECURITY DESCRIPTION         AMOUNT          VALUE
------------------------------------------------------
COMMERCIAL PAPER -- (CONTINUED)
FOREIGN TRADE & INTERNATIONAL BANKING
  INSTITUTIONS -- (13.9%)
Altamira Funding, 1.37%,
  3/14/2003(b)..........  $  4,000,000    $  3,998,021
Broadway Capital
  Corporation, 1.35%,
  4/4/2003(b)...........     4,200,000       4,194,645
Broadway Capital
  Corporation, 1.35%,
  4/9/2003(b)...........     6,800,000       6,790,055
Holland Limited
  Securitization, 1.47%,
  4/21/2003(b)..........    10,000,000       9,979,175
Neptune Funding
  Corporation, 1.35%,
  3/31/2003(b)..........    11,000,000      10,987,625
                                          ------------
                                            35,949,521
                                          ------------
NATURAL GAS TRANSMISSION -- (2.1%)
Northern California
  Transmission
  Authority, 1.63%,
  4/9/2003..............     5,325,000       5,325,000
                                          ------------
PAPER -- (2.7%)
Jefferson Smurfit
  Corporation, 1.34%,
  3/18/2003(b)..........     7,000,000       6,995,571
                                          ------------
PERSONAL CREDIT INSTITUTIONS -- (4.2%)
Household Financial,
  2.07%, 7/14/2003(b)...    11,000,000      10,914,613
                                          ------------
PHARMACEUTICAL PREPARATIONS -- (3.9%)
Bristol-Myers Squibb
  Company,
  1.35%, 8/27/2003(b)...    10,000,000       9,932,875
                                          ------------
SEARCH & NAVIGATION EQUIPMENT -- (2.3%)
Matson Navigation
  Company,
  1.35%, 3/5/2003(b)....     6,000,000       5,999,100
                                          ------------

                                   continued

LEADER MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
FEBRUARY 28, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           PRINCIPAL
SECURITY DESCRIPTION         AMOUNT          VALUE
------------------------------------------------------
COMMERCIAL PAPER -- (CONTINUED)
UNIT INVESTMENT TRUSTS -- (2.8%)
Duff & Phelps,
  1.70%, 4/22/2003(b)...  $  5,200,000    $  5,187,231
Duff & Phelps,
  1.74%, 5/22/2003(b)...     2,000,000       1,992,073
                                          ------------
                                             7,179,304
                                          ------------
TOTAL COMMERCIAL PAPER --
  (Amortized Cost $197,704,231).......     197,704,231
                                          ------------
CORPORATE BONDS -- (10.5%)*
DRUGS & HEALTHCARE -- (4.7%)
Birch Corporation,
  2.65%, 12/1/2028......    12,200,000      12,200,000
                                          ------------
FINANCE & BANKING -- (5.8%)
Associates Corporation,
  1.47%, 6/26/2003......     5,000,000       5,000,000
CIT Group Incorporated,
  2.60%, 11/25/2003.....    10,000,000      10,000,000
                                          ------------
                                            15,000,000
                                          ------------
TOTAL CORPORATE BONDS --
  (Amortized Cost $27,200,000)........      27,200,000
                                          ------------
GOVERNMENT AND AGENCY BONDS -- (3.9%)*
SALLIE MAE -- (3.9%)
  1.715%, 3/28/2003.....    10,000,000      10,002,681
                                          ------------
TOTAL GOVERNMENT AND AGENCY BONDS --
  (Amortized Cost $10,002,681)........      10,002,681
                                          ------------
MUNICIPAL BONDS -- (8.9%)*
CALIFORNIA -- (1.2%)
Inland Empire Solid
  Waste Financing
  Authority, Lease
  Revenue, Series A,
  1.78%, 8/1/2016.......     3,000,000       3,000,000
                                          ------------
HAWAII -- (2.3%)
Liliha Packaging L.P.,
  Revenue, 2.06%,
  8/1/2024..............     4,080,000       4,080,000
St. Francis Healthcare
  Foundation Hawaii,
  Revenue, 2.06%,
  8/1/2012..............     1,760,000       1,760,000
                                          ------------
                                             5,840,000
                                          ------------

                           PRINCIPAL
SECURITY DESCRIPTION         AMOUNT          VALUE
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
MASSACHUSETTS -- (0.7%)
Massachusetts State
  Housing Finance
  Agency, Revenue,
  Series I, 1.57%,
  5/15/2031.............  $  1,900,000    $  1,900,000
                                          ------------
MINNESOTA -- (0.4%)
Lake City Minnesota
  Industrial
  Development, Revenue,
  1.40%, 10/1/2017......     1,000,000       1,000,000
                                          ------------
NEVADA -- (1.0%)
Nevada Housing,
  Division, Series B,
  1.60%, 10/1/2026......     1,175,000       1,175,000
Nevada Housing,
  Division, Series B,
  1.60%, 10/1/2026......     1,520,000       1,520,000
                                          ------------
                                             2,695,000
                                          ------------
NEW YORK STATE -- (3.3%)
New York State Housing
  Finance Agency,
  Services Contract
  Obligation Revenue,
  1.90%, 9/15/2007......     8,445,000       8,445,000
                                          ------------
TOTAL MUNICIPAL BONDS --
  (Amortized Cost $22,880,000)........      22,880,000
                                          ------------

                                   continued

                                                        LEADER MONEY MARKET FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                   FEBRUARY 28, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SECURITY DESCRIPTION         SHARES          VALUE
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
SHORT TERM INVESTMENTS -- (0.1%)
MUTUAL FUND -- (0.1%)
Pacific Capital U.S.
  Government Securities
  Cash Assets Trust,
  Original Class........       350,090    $    350,090
                                          ------------
TOTAL SHORT TERM INVESTMENTS --
  (Amortized Cost $350,090)...........         350,090
                                          ------------
TOTAL INVESTMENTS --
  (Amortized Cost $258,137,002)(a) --
  100.1%..............................     258,137,002
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.1)%....................        (198,777)
                                          ------------
NET ASSETS -- 100.0%                      $257,938,225
                                          ============

---------------

(a) Cost for financial reporting and federal income tax purposes are the same.

(b) The rate disclosed represents effective yield at purchase.

* Variable Rate Interest. The rate presented is the rate in effect at February 28, 2003. The maturity date reflected is the final maturity date.

                See accompanying notes to financial statements.

LEADER TREASURY MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
FEBRUARY 28, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             PRINCIPAL
   SECURITY DESCRIPTION        AMOUNT         VALUE
------------------------------------------------------
GOVERNMENT AND AGENCY BONDS -- (99.4%)
FEDERAL HOME LOAN BANK -- (7.5%)
  1.20%, 3/3/2003..........  $4,500,000    $ 4,499,700
                                           -----------
SALLIE MAE -- (1.7%)
  *1.23%, 5/15/2003........   1,000,000      1,000,000
                                           -----------
U.S. TREASURY BILLS -- (90.2%)(b)
  1.62%, 3/6/2003..........   3,000,000      2,999,324
  1.31%, 3/13/2003.........   3,000,000      2,998,689
  1.19%, 3/20/2003.........   3,000,000      2,998,115
  1.17%, 3/27/2003.........   3,000,000      2,997,465
  1.20%, 4/3/2003..........   3,000,000      2,996,700
  1.24%, 4/10/2003.........   3,000,000      2,995,867
  1.21%, 4/17/2003.........   3,000,000      2,995,261
  1.22%, 4/24/2003.........   3,000,000      2,994,533
  1.22%, 5/1/2003..........   3,000,000      2,993,798
  1.20%, 5/8/2003..........   3,000,000      2,993,200
  1.18%, 5/15/2003.........   3,000,000      2,992,625
  1.19%, 5/22/2003.........   3,000,000      2,991,903
  1.16%, 5/29/2003.........   3,000,000      2,991,397
  1.13%, 6/5/2003..........   3,000,000      2,990,920
  1.13%, 6/12/2003.........   3,000,000      2,990,344
  1.13%, 6/19/2003.........   3,000,000      2,989,688
  1.15%, 6/26/2003.........   3,000,000      2,988,788
  1.16%, 7/3/2003..........   3,000,000      2,988,065
                                           -----------
                                            53,886,682
                                           -----------
TOTAL GOVERNMENT AND AGENCY BONDS --
  (Amortized Cost $59,386,382).........    $59,386,382
                                           -----------

   SECURITY DESCRIPTION        SHARES         VALUE
------------------------------------------------------
------------------------------------------------------
SHORT TERM INVESTMENTS -- (0.7%)
MUTUAL FUND -- (0.7%)
Pacific Capital U.S. Government
  Securities Cash Assets Trust,
  Original Class...........     404,724    $   404,724
                                           -----------
TOTAL SHORT TERM INVESTMENTS --
  (Amortized Cost $404,724)............        404,724
                                           -----------
TOTAL INVESTMENTS --
  (Amortized Cost $59,791,106)(a) --
  100.1%...............................     59,791,106
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.1)%.....................        (33,494)
                                           -----------
NET ASSETS -- 100.0%...................    $59,757,612
                                           ===========

---------------

(a) Cost for financial reporting is the same.

(b) The rate disclosed represents effective yield at purchase.

* Variable Rate Interest. The rate presented is the rate in effect at February 28, 2003. The maturity date reflected is the final maturity date.

                See accompanying notes to financial statements.

                      (This page intentionally left blank)

LEADER MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                   LEADER            LEADER
                                                                   GROWTH           GROWTH &          LEADER
                                                                EQUITY FUND       INCOME FUND      BALANCED FUND
                                                                -----------       ------------     -------------
ASSETS:
Investments in securities, at cost..........................    $27,022,915       $120,323,306      $45,090,763
                                                                ===========       ============      ===========
Investments in securities, at value.........................    $26,771,435       $125,083,016      $42,780,193
Dividends and interest receivable...........................         12,601           314,332           314,351
Receivable for capital shares issued........................              2             4,895             1,559
Receivable for investments sold.............................        332,444         1,475,193                --
Prepaid and other expenses..................................         20,851             1,108               254
                                                                -----------       ------------      -----------
 Total Assets...............................................     27,137,333       126,878,544        43,096,357
                                                                -----------       ------------      -----------
LIABILITIES:
Dividends payable...........................................             --                --                --
Payable for investment securities purchased.................      7,712,700                --                --
Payable for capital shares redeemed.........................             --            21,477             2,200
Accrued expenses:
 Advisory fees..............................................             --            62,572            18,127
 Administration fees........................................            317             7,278             2,358
 Distribution fees - Investor Shares........................            144             1,292               181
 Shareholder service fees - Sweep Shares....................             --                --                --
 Other......................................................          4,327            47,338            33,996
                                                                -----------       ------------      -----------
 Total Liabilities..........................................      7,717,488           139,957            56,862
                                                                -----------       ------------      -----------
NET ASSETS..................................................    $19,419,845       $126,738,587      $43,039,495
                                                                ===========       ============      ===========
COMPOSITION OF NET ASSETS:
Paid-in capital.............................................    $19,719,731       $137,939,160      $48,236,163
Undistributed/(distributions in excess of) net investment
 income.....................................................          8,248           331,678           196,407
Accumulated net realized gains/(losses) on investments......        (56,654)      (16,291,961)       (3,082,505)
Net unrealized appreciation/(depreciation) on investments...       (251,480)        4,759,710        (2,310,570)
                                                                -----------       ------------      -----------
NET ASSETS..................................................    $19,419,845       $126,738,587      $43,039,495
                                                                ===========       ============      ===========
INSTITUTIONAL SHARES:
Net Assets..................................................    $18,600,529       $121,413,539      $42,311,726
                                                                ===========       ============      ===========
Shares of beneficial interest outstanding, no par value.....      1,956,784         6,186,909         4,735,389
                                                                ===========       ============      ===========
Net asset value, offering and redemption price per share....    $      9.51       $     19.62       $      8.94
                                                                ===========       ============      ===========
INVESTOR A SHARES:
Net Assets..................................................    $   818,489       $ 5,051,633       $   607,860
                                                                ===========       ============      ===========
Shares of beneficial interest outstanding, no par value.....         86,123           257,704            68,144
                                                                ===========       ============      ===========
Net asset value, offering and redemption price per share....    $      9.50       $     19.60       $      8.92
                                                                ===========       ============      ===========
Maximum Sales Charge........................................           5.50%             5.50%             5.50%
                                                                ===========       ============      ===========
Maximum offering price (100%/(100% - Maximum Sales Charge)
 of net asset value adjusted to the nearest cent) per
 share......................................................    $     10.05       $     20.74       $      9.44
                                                                ===========       ============      ===========
INVESTOR B SHARES:
Net Assets..................................................    $       827       $   273,415       $   119,909
                                                                ===========       ============      ===========
Shares of beneficial interest outstanding, no par value.....             87            13,989            13,500
                                                                ===========       ============      ===========
Net asset value, offering and redemption price per share*...    $      9.51       $     19.54       $      8.88
                                                                ===========       ============      ===========
SWEEP SHARES:
Net Assets..................................................    $        --       $        --       $        --
                                                                ===========       ============      ===========
Shares of beneficial interest outstanding, no par value.....    $        --       $        --       $        --
                                                                ===========       ============      ===========
Net asset value, offering and redemption price per share....    $        --       $        --       $        --
                                                                ===========       ============      ===========

---------------
(a) Formally known as LEADER Intermediate Government Bond Fund.
 *  Redemption price per share varies by the length of time the shares are held.

              See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                LEADER         LEADER         LEADER           LEADER
                                                              TAX-EXEMPT    INTERMEDIATE    SHORT TERM    TAX-EXEMPT MONEY
                                                              BOND FUND     BOND FUND(a)     BOND FUND      MARKET FUND
                                                             ------------   -------------   -----------   ----------------
ASSETS:
Investments in securities, at cost.......................... $ 16,338,664   $ 113,714,180   $36,444,532     $30,963,470
Dividends and interest receivable...........................      249,997       1,149,720       441,614          62,908
Receivables for capital shares issued.......................           --              --            --              --
Receivable for investments sold.............................           --              --            --              --
Prepaid and other expenses..................................          146           1,380           253           5,122
                                                             ------------   -------------   -----------     -----------
Total Assets................................................   17,992,830     122,010,026     3,877,803      31,031,500
                                                             ------------   -------------   -----------     -----------
LIABILITIES:
Dividends payable...........................................       52,318         428,450       107,024          19,682
Payable for investment securities purchased.................           --       1,118,427            --              --
Payable for capital shares redeemed.........................           --              --            --              --
Accrued expenses:
  Advisory fees.............................................           --          40,096         5,164              --
  Administration fees.......................................          901           6,333         1,826             384
  Distribution fees - Investor Shares.......................          346           1,112           388             762
  Shareholder service fees - Sweep shares ..................           --              --            --             213
  Other.....................................................          681          26,366        16,698             638
                                                             ------------   -------------   -----------     -----------
  Total liabilities.........................................       54,246       1,620,784       131,100          21,679
                                                             ------------   -------------   -----------     -----------
NET ASSETS.................................................. $ 17,938,584   $ 120,389,242   $37,746,703     $31,009,821
                                                             ============   =============   ===========     ===========
COMPOSITION OF NET ASSETS:
Paid-in capital............................................. $ 16,533,993   $ 112,475,549   $37,205,774     $31,001,904
Undistributed/(distributions in excess of)
  net investment income.....................................           --         (62,451)        6,029           7,917
Accumulated net realized gains/(losses) on investments......          568         831,398      (456,504)             --
Net unrealized appreciation/(depreciation) on investments...    1,404,023       7,144,746       991,404              --
                                                             ------------   -------------   -----------     -----------
NET ASSETS.................................................. $ 17,938,584   $ 120,389,242   $37,746,703     $31,009,821
                                                             ============   =============   ===========     ===========
INSTITUTIONAL SHARES:
Net Assets.................................................. $ 16,635,927   $ 116,043,685   $36,047,309     $28,014,187
                                                             ============   =============   ===========     ===========
Shares of beneficial interest outstanding, no par value.....    1,584,337       8,764,021     3,536,023      28,014,243
                                                             ============   =============   ===========     ===========
Net asset value, offering and redemption price per share.... $      10.50   $       13.24   $     10.19     $      1.00
                                                             ============   =============   ===========     ===========
INVESTOR A SHARES:
Net Assets.................................................. $    837,247   $   3,706,665   $ 1,616,080     $ 1,885,619
                                                             ============   =============   ===========     ===========
Shares of beneficial interest outstanding, no par value.....       79,777         279,915       158,550       1,885,567
                                                             ============   =============   ===========     ===========
Net asset value, offering and redemption price per share.... $      10.49   $       13.24   $     10.19     $      1.00
                                                             ============   =============   ===========     ===========
Maximum Sales Charge........................................         4.75%           4.75%         4.75%             --%
                                                             ============   =============   ===========     ===========
Maximum offering price (100%/(100%-Maximum Sales Charge) of         11.01
 net asset value adjusted to the nearest cent) per share.... $              $       13.90   $     10.70     $        --
                                                             ============   =============   ===========     ===========
INVESTOR B SHARES:
Net Assets.................................................. $    465,410   $     638,892   $    83,314     $        --
                                                             ============   =============   ===========     ===========
Shares of beneficial interest outstanding, no par value.....       44,353          48,448         8,163     $        --
                                                             ============   =============   ===========     ===========
Net asset value, offering and redemption price per share*... $      10.49   $       13.19   $     10.21     $        --
                                                             ============   =============   ===========     ===========
SWEEP SHARES:
Net Assets.................................................. $         --   $          --   $        --     $ 1,110,015
                                                             ============   =============   ===========     ===========
Shares of beneficial interest outstanding, no par value..... $         --   $          --   $        --       1,110,010
                                                             ============   =============   ===========     ===========
Net asset value, offering and redemption price per share.... $         --   $          --   $        --     $      1.00
                                                             ============   =============   ===========     ===========

                                                                 LEADER           LEADER
                                                              MONEY MARKET    TREASURY MONEY
                                                                  FUND         MARKET FUND
                                                              -------------   --------------
ASSETS:
INVESTMENTS IN SECURITIES, AT COST..........................  $258,137,002     $59,791,106
Dividends and interest receivable...........................       105,955           3,878
Receivables for capital shares issued.......................            --              --
Receivable for investments sold.............................            --              --
Prepaid and other expenses..................................         1,801          10,170
                                                              ------------     -----------
Total Assets................................................   258,244,758      59,805,154
                                                              ------------     -----------
LIABILITIES:
Dividends payable...........................................       143,664          26,027
Payable for investment securities purchased.................            --              --
Payable for capital shares redeemed.........................            --              --
Accrued expenses:
  Advisory fees.............................................        48,691           6,293
  Administration fees.......................................         3,645          12,776
  Distribution fees - Investor Shares.......................        35,715           1,385
  Shareholder service fees - Sweep Shares ..................         5,791             146
  Other.....................................................        69,027             915
                                                              ------------     -----------
  Total liabilities.........................................       306,533          47,542
                                                              ------------     -----------
NET ASSETS..................................................  $257,938,225     $59,757,612
                                                              ============     ===========
COMPOSITION OF NET ASSETS:
Paid-in capital.............................................  $257,944,566     $59,747,836
Undistributed/(distributions in excess of) net
 investment income..........................................           255           8,401
Accumulated net realized gains/(losses) on investments......        (6,596)          1,375
Net unrealized appreciation/(depreciation) on investments...            --              --
                                                              ------------     -----------
NET ASSETS..................................................  $257,938,225     $59,757,612
                                                              ============     ===========
INSTITUTIONAL SHARES:
Net Assets..................................................  $123,252,050     $55,364,208
                                                              ============     ===========
Shares of beneficial interest outstanding, no par value.....   123,255,905      55,365,936
                                                              ============     ===========
Net asset value, offering and redemption price per share....  $       1.00     $      1.00
                                                              ============     ===========
INVESTOR A SHARES:
Net Assets..................................................  $ 92,956,988     $ 3,631,949
                                                              ============     ===========
Shares of beneficial interest outstanding, no par value.....    92,958,653       3,630,290
                                                              ============     ===========
Net asset value, offering and redemption price per share....  $       1.00     $      1.00
                                                              ============     ===========
Maximum Sales Charge........................................            --%             --%
                                                              ============     ===========
Maximum offering price (100%/(100%-Maximum Sales Charge) of
 net asset value adjusted to the nearest cent) per share....  $         --     $        --
                                                              ============     ===========
INVESTOR B SHARES:
Net Assets..................................................  $         --     $        --
                                                              ============     ===========
Shares of beneficial interest outstanding, no par value.....  $         --     $        --
                                                              ============     ===========
Net asset value, offering and redemption price per share*...  $         --     $        --
                                                              ============     ===========
SWEEP SHARES:
Net Assets..................................................  $ 41,729,187     $   761,455
                                                              ============     ===========
Shares of beneficial interest outstanding, no par value.....    41,730,011         760,011
                                                              ============     ===========
Net asset value, offering and redemption price per share....  $       1.00     $      1.00
                                                              ============     ===========

LEADER MUTUAL FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                   LEADER           LEADER
                                                                   GROWTH          GROWTH &          LEADER
                                                               EQUITY FUND(a)     INCOME FUND     BALANCED FUND
                                                               --------------     -----------     -------------
INVESTMENT INCOME:
Interest income.............................................     $   7,075        $   24,636       $   615,488
Dividend income.............................................        25,135         1,575,262           218,683
                                                                 ---------        -----------      -----------
  Total Investment Income...................................        32,210         1,599,898           834,171
                                                                 ---------        -----------      -----------
EXPENSES:
Advisory fees...............................................        17,014           486,854           171,234
Administration fees.........................................         4,537           134,998            44,463
Administrative service -- Institutional Shares..............         6,457           187,261            63,304
Distribution fees -- Investor A Shares......................           348             7,342               883
Distribution fees -- Investor B Shares......................             1               341                64
Shareholder service fees -- Sweep Shares....................            --                --                --
Fund accounting fees........................................         7,587            28,534            28,239
Transfer agent fees.........................................         6,034            86,838            45,581
Trustees' fees..............................................           150             5,572             1,759
Other.......................................................         5,305            59,725            20,888
                                                                 ---------        -----------      -----------
  Total Expenses............................................        47,433           997,465           376,415
  Expenses waived by the Advisor............................       (17,014)          (64,913)          (53,511)
  Expenses waived by the Administrator and its affiliates...        (6,457)         (187,262)          (63,304)
                                                                 ---------        -----------      -----------
  Net Expenses..............................................        23,962           745,290           259,600
                                                                 ---------        -----------      -----------
NET INVESTMENT INCOME.......................................         8,248           854,608           574,571
                                                                 ---------        -----------      -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investments..................       (56,654)       (8,519,454)       (1,642,974)
Change in unrealized appreciation/(depreciation) on
  investments...............................................       (43,955)       (1,465,210)          966,214
                                                                 ---------        -----------      -----------
Net realized and unrealized gains/(losses) on investments...      (100,609)       (9,984,664)         (676,760)
                                                                 ---------        -----------      -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............     $ (92,361)       $(9,130,056)     $  (102,189)
                                                                 =========        ===========      ===========

---------------

(a) From commencement of operations on December 9, 2002.

(b) Formally known as Intermediate Government Bond Fund.

              See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      LEADER        LEADER        LEADER          LEADER           LEADER          LEADER
    TAX-EXEMPT   INTERMEDIATE   SHORT TERM   TAX-EXEMPT MONEY   MONEY MARKET   TREASURY MONEY
    BOND FUND    BOND FUND(b)   BOND FUND      MARKET FUND          FUND        MARKET FUND
    ----------   ------------   ----------   ----------------   ------------   --------------
     $417,345     $2,950,862    $ 792,625        $209,689        $2,186,120       $440,535
          597         18,517        9,934           3,297            10,975          8,721
     --------     ----------    ----------       --------        ----------       --------
      417,942      2,969,379      802,559         212,986         2,197,095        449,256
     --------     ----------    ----------       --------        ----------       --------
       44,112        284,226       86,919          58,528           482,017        120,296
       18,327        118,067       32,822          29,264           241,011         60,149
       25,389        165,385       45,482          32,508           154,613         67,118
          985          4,859        1,897           5,392           237,456          9,442
          233            719           79              --                --             --
           --             --           --           1,376            27,919          3,346
       21,098         39,864       29,290          18,897            47,835         28,985
       20,970         36,570       30,446           2,439           117,776         40,283
          759          5,196        1,391           1,418            11,580          3,272
       12,756         58,093       18,561          20,922           122,786         43,006
     --------     ----------    ----------       --------        ----------       --------
      144,629        712,979      246,887         170,744         1,442,993        375,897
      (44,112)       (28,423)     (55,312)        (58,528)         (180,757)       (75,185)
      (29,799)      (165,385)     (45,482)        (39,824)         (190,161)       (82,155)
     --------     ----------    ----------       --------        ----------       --------
       70,718        519,171      146,093          72,392         1,072,075        218,557
     --------     ----------    ----------       --------        ----------       --------
      347,224      2,450,208      656,466         140,594         1,125,020        230,699
     --------     ----------    ----------       --------        ----------       --------
        5,900      1,238,479     (361,266)             --            (4,055)         1,375
      114,964        474,009    1,202,465              --                --             --
     --------     ----------    ----------       --------        ----------       --------
      120,864      1,712,488      841,199              --            (4,055)         1,375
     --------     ----------    ----------       --------        ----------       --------
     $468,088     $4,162,696    $1,497,665       $140,594        $1,120,965       $232,074
     ========     ==========    ==========       ========        ==========       ========

LEADER MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   LEADER
                                   GROWTH                        LEADER                                LEADER
                                EQUITY FUND               GROWTH & INCOME FUND                      BALANCED FUND
                            --------------------   -----------------------------------   -----------------------------------
                                PERIOD ENDED       SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                            FEBRUARY 28, 2003(a)   FEBRUARY 28, 2003   AUGUST 31, 2002   FEBRUARY 28, 2003   AUGUST 31, 2002
                            --------------------   -----------------   ---------------   -----------------   ---------------
                                (UNAUDITED)           (UNAUDITED)                           (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income.....      $     8,248          $    854,608       $  1,488,655        $   574,571        $ 1,123,863
Net realized
  gains/(losses) on
  investments.............          (56,654)           (8,519,454)        (2,590,768)        (1,642,974)          (504,400)
Change in unrealized
  appreciation/(depreciation)
  on investments..........          (43,955)           (1,465,210)       (26,544,862)           966,214         (1,660,602)
                                -----------          ------------       ------------        -----------        -----------
Change in net assets
  resulting from
  operations..............          (92,361)           (9,130,056)       (27,646,975)          (102,189)        (1,041,139)
DIVIDENDS TO INSTITUTIONAL
  SHAREHOLDERS FROM:
Net investment income.....               --              (840,781)        (1,424,569)          (616,456)        (1,135,463)
Net realized gains........               --                    --                 --                 --                 --
DIVIDENDS TO INVESTOR A
  SHAREHOLDERS FROM:
Net investment income.....               --               (24,660)           (18,991)            (7,595)            (8,918)
Net realized gains........               --                    --                 --                 --                 --
DIVIDENDS TO INVESTOR B
  SHAREHOLDERS FROM:
Net investment income.....               --                  (521)                --                (85)                --
Net realized gains........               --                    --                 --                 --                 --
                                -----------          ------------       ------------        -----------        -----------
Change in net assets from
  shareholder dividends...               --              (865,962)        (1,443,560)          (624,136)        (1,144,381)
CAPITAL TRANSACTIONS:
Change in net assets from
  capital transactions....       19,512,206            (1,801,121)         3,018,076            134,024            873,612
                                -----------          ------------       ------------        -----------        -----------
CHANGE IN NET ASSETS......       19,419,845           (11,797,139)         2,848,212           (592,301)           873,594
NET ASSETS:
Beginning of period.......               --           138,535,726        164,778,049         43,631,796         44,943,722
                                -----------          ------------       ------------        -----------        -----------
End of period.............      $19,419,845          $126,738,587       $138,535,726        $43,039,495        $43,631,796
                                ===========          ============       ============        ===========        ===========
Undistributed net
  investment income.......      $     8,248          $    331,678       $    343,032        $   196,407        $   245,972
                                ===========          ============       ============        ===========        ===========

---------------

(a)  From commencement of operations on December 9, 2002.

              See accompanying notes to the financial statements.

                                                             LEADER MUTUAL FUNDS
                                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                LEADER                         LEADER                                LEADER
                          GROWTH EQUITY FUND            GROWTH & INCOME FUND                      BALANCED FUND
                         ---------------------   -----------------------------------   -----------------------------------
                             PERIOD ENDED        SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                         FEBRUARY 28, 2003 (a)   FEBRUARY 28, 2003   AUGUST 31, 2002   FEBRUARY 28, 2003   AUGUST 31, 2002
                         ---------------------   -----------------   ---------------   -----------------   ---------------
                              (UNAUDITED)           (UNAUDITED)                           (UNAUDITED)
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:
 Proceeds from shares
   issued..............       $18,199,478           $12,309,338        $42,749,283        $5,262,369         $7,630,294
 Proceeds from shares
   issued in
   conversion..........           728,113                    --                 --                --                 --
 Dividends reinvested..                --               350,777            600,859           616,060          1,134,274
 Cost of shares
   redeemed............          (262,925)          (15,752,442)       (43,696,456)       (5,943,931)        (8,171,475)
                              -----------           -----------        -----------        ----------         ----------
   Change..............        18,664,666            (3,092,327)          (346,314)          (65,502)           593,093
                              -----------           -----------        -----------        ----------         ----------
INVESTOR A SHARES:
 Proceeds from shares
   issued..............           921,533             1,869,389          4,029,695           138,653            421,672
 Dividends reinvested..                --                22,040             17,358             7,521              8,673
 Cost of shares
   redeemed............           (74,840)             (881,667)          (852,527)          (65,230)          (149,844)
                              -----------           -----------        -----------        ----------         ----------
   Change..............           846,693             1,009,762          3,194,526            80,944            280,501
                              -----------           -----------        -----------        ----------         ----------
INVESTOR B SHARES:
 Proceeds from shares
   issued..............               847               283,050                 --           118,497                 --
 Dividends reinvested..                --                   509                 --                85                 --
 Cost of shares
   redeemed............                --                (2,115)                --                --                 --
                              -----------           -----------        -----------        ----------         ----------
   Change..............               847               281,444                 --           118,582                 --
                              -----------           -----------        -----------        ----------         ----------
Change in net assets
 from capital
 transactions..........       $19,512,206           $(1,801,121)       $ 2,848,212        $  134,024         $  873,594
                              ===========           ===========        ===========        ==========         ==========
SHARE TRANSACTIONS:
INSTITUTIONAL SHARES:
 Issued................         1,911,137               612,898          1,748,306           589,180            820,465
 Issued in
   conversion..........            72,812                    --                 --                --                 --
 Reinvested............                --                17,083             24,762            68,716            122,769
Redeemed...............           (27,165)             (779,981)        (1,811,030)         (664,849)          (887,724)
                              -----------           -----------        -----------        ----------         ----------
   Change..............         1,956,784              (150,000)           (37,962)           (6,953)            55,510
                              -----------           -----------        -----------        ----------         ----------
INVESTOR A SHARES:
 Issued................            93,897                92,346            168,875            15,556             45,447
 Reinvested............                --                 1,076                716               841                940
 Redeemed..............            (7,774)              (43,953)           (35,765)           (7,332)           (16,422)
                              -----------           -----------        -----------        ----------         ----------
   Change..............            86,123                49,469            133,826             9,065             29,965
                              -----------           -----------        -----------        ----------         ----------
INVESTOR B SHARES:
 Issued................                87                14,067                 --            13,490                 --
 Reinvested............                --                    26                 --                10                 --
 Redeemed..............                --                  (104)                --                --                 --
                              -----------           -----------        -----------        ----------         ----------
   Change..............                87                13,989                 --            13,500                 --
                              -----------           -----------        -----------        ----------         ----------
                              -----------           -----------        -----------        ----------         ----------
Change from share
 transactions..........         2,042,991               (86,542)            95,864            15,612             85,475
                              ===========           ===========        ===========        ==========         ==========

              See accompanying notes to the financial statements.

LEADER MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                           LEADER                                LEADER
                                                         TAX-EXEMPT                         INTERMEDIATE BOND
                                                          BOND FUND                              FUND(a)
                                             -----------------------------------   -----------------------------------
                                             SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                             FEBRUARY 28, 2003   AUGUST 31, 2002   FEBRUARY 28, 2003   AUGUST 31, 2002
                                             -----------------   ---------------   -----------------   ---------------
                                                (UNAUDITED)                           (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income......................     $   347,224        $   744,858       $  2,450,208       $  6,024,206
Net realized gains/(losses) on
  investments..............................           5,900            201,613          1,238,479          1,318,215
Change in unrealized appreciation/
  (depreciation) on investments............         114,964            (18,917)           474,009          1,729,713
                                                -----------        -----------       ------------       ------------
Change in net assets resulting from
  operations...............................         468,088            927,554          4,162,696          9,072,134
DIVIDENDS TO INSTITUTIONAL SHAREHOLDERS
  FROM:
Net investment income......................        (334,194)          (729,975)        (2,450,254)        (5,929,355)
Net realized gains.........................         (18,730)          (180,069)          (608,278)                --
DIVIDENDS TO INVESTOR A SHAREHOLDERS FROM:
Net investment income......................         (12,003)           (14,883)           (67,102)           (84,055)
Net realized gains.........................            (746)            (3,521)           (19,107)                --
DIVIDENDS TO INVESTOR B SHAREHOLDERS FROM:
Net investment income......................          (1,027)                --             (3,722)                --
Net realized gains.........................              --                 --               (848)                --
                                                -----------        -----------       ------------       ------------
Change in net assets from shareholder
  dividends................................        (366,700)          (928,448)        (3,149,311)        (6,013,410)
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions.............................        (216,095)        (3,565,121)         6,165,188        (17,343,610)
                                                -----------        -----------       ------------       ------------
CHANGE IN NET ASSETS.......................        (114,707)        (3,566,015)         7,178,573        (14,284,886)
NET ASSETS:
  Beginning of period......................      18,053,291         21,619,306        113,210,669        127,495,555
                                                -----------        -----------       ------------       ------------
  End of period............................     $17,938,584        $18,053,291       $120,389,242       $113,210,669
                                                ===========        ===========       ============       ============
Undistributed/(distributions in excess of)
net investment income......................     $        --        $        --       $    (62,451)      $      9,425
                                                ===========        ===========       ============       ============

---------------

(a)  Formally known as LEADER Intermediate Government Bond Fund.

              See accompanying notes to the financial statements.

                                                             LEADER MUTUAL FUNDS
                                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                 LEADER
                                                           LEADER                             INTERMEDIATE
                                                    TAX-EXEMPT BOND FUND                      BOND FUND (a)
                                             -----------------------------------   -----------------------------------
                                             SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                             FEBRUARY 28, 2003   AUGUST 31, 2002   FEBRUARY 28, 2003   AUGUST 31, 2002
                                             -----------------   ---------------   -----------------   ---------------
                                                (UNAUDITED)                           (UNAUDITED)
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:
  Proceeds from shares issued..............     $   860,337        $ 2,725,047        $14,350,624       $ 17,735,388
  Dividends reinvested.....................          19,091             34,378            570,464            584,051
  Cost of shares redeemed..................      (1,830,955)        (6,629,410)       (10,592,962)       (37,195,215)
                                                -----------        -----------        -----------       ------------
    Change.................................        (951,527)        (3,869,985)         4,328,126        (18,875,776)
                                                -----------        -----------        -----------       ------------
INVESTOR A SHARES:
  Proceeds from shares issued..............         316,321            357,499          1,690,872          2,432,307
  Dividends reinvested.....................          10,308             14,449             68,913             62,478
  Cost of shares redeemed..................         (52,921)           (67,084)          (556,842)          (962,619)
                                                -----------        -----------        -----------       ------------
    Change.................................         273,708            304,864          1,202,943          1,532,166
                                                -----------        -----------        -----------       ------------
INVESTOR B SHARES:
  Proceeds from shares issued..............         461,663                 --            661,749                 --
  Dividends reinvested.....................              61                 --              2,628                 --
  Cost of shares redeemed..................              --                 --            (30,258)                --
                                                -----------        -----------        -----------       ------------
    Change.................................         461,724                 --            634,119                 --
                                                -----------        -----------        -----------       ------------
  Change in net assets from capital
    transactions...........................     $  (216,095)       $(3,565,121)       $ 6,165,188       $(17,343,610)
                                                ===========        ===========        ===========       ============
SHARE TRANSACTIONS:
INSTITUTIONAL SHARES:
  Issued...................................          82,546            265,553          1,089,730          1,389,009
  Reinvested...............................           1,828              3,351             43,545             45,612
  Redeemed.................................        (175,075)          (641,414)          (804,736)        (2,901,493)
                                                -----------        -----------        -----------       ------------
    Change.................................         (90,701)          (372,510)           328,539         (1,466,872)
                                                -----------        -----------        -----------       ------------
INVESTOR A SHARES:
  Issued...................................          30,306             34,701            128,542            189,753
  Reinvested...............................             989              1,412              5,249              4,886
  Redeemed.................................          (5,085)            (6,527)           (42,367)           (75,031)
                                                -----------        -----------        -----------       ------------
    Change.................................          26,210             29,586             91,424            119,608
                                                -----------        -----------        -----------       ------------
INVESTOR B SHARES:
  Issued...................................          44,347                 --             50,529                 --
  Reinvested...............................               6                 --                228                 --
  Redeemed.................................              --                 --             (2,310)                --
                                                -----------        -----------        -----------       ------------
  Change...................................          44,353                 --             48,447                 --
                                                ===========        ===========        ===========       ============
Change from share transactions.............         (20,138)          (342,924)           468,410         (1,347,264)
                                                ===========        ===========        ===========       ============

              See accompanying notes to the financial statements.

LEADER MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                           LEADER                                LEADER
                                                    SHORT TERM BOND FUND              TAX-EXEMPT MONEY MARKET FUND
                                             -----------------------------------   -----------------------------------
                                             SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                             FEBRUARY 28, 2003   AUGUST 31, 2002   FEBRUARY 28, 2003   AUGUST 31, 2002
                                             -----------------   ---------------   -----------------   ---------------
                                                (UNAUDITED)                           (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income......................     $   656,466        $ 1,056,634        $   140,594        $   277,747
Net realized gains/(losses) on
  investments..............................        (361,266)           (74,806)                --                725
Change in unrealized appreciation/
  (depreciation) on investments............       1,202,465           (433,750)                --                 --
                                                -----------        -----------        -----------        -----------
Change in net assets resulting from
  operations...............................       1,490,211            548,078            140,594            278,472
DIVIDENDS TO INSTITUTIONAL SHAREHOLDERS
  FROM:
Net investment income......................        (624,461)        (1,038,065)          (131,217)          (247,619)
Net realized gains.........................              --             (2,484)                --                 --
DIVIDENDS TO INVESTOR A SHAREHOLDERS FROM:
Net investment income......................         (24,181)           (26,028)            (5,679)           (21,808)
Net realized gains.........................              --                (53)                --                 --
DIVIDENDS TO INVESTOR B SHAREHOLDERS FROM:
Net investment income......................            (357)                --                 --                 --
Net realized gains.........................              --                 --                 --                 --
DIVIDENDS TO SWEEP SHAREHOLDERS FROM:
Net investment income......................              --                 --             (4,236)            (8,320)
Net realized gains.........................              --                 --                 --                 --
                                                -----------        -----------        -----------        -----------
Change in net assets from shareholder
  dividends................................        (648,999)        (1,066,630)          (141,132)          (277,747)
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions.............................       7,778,022         11,679,158          3,683,608         (5,706,436)
                                                -----------        -----------        -----------        -----------
CHANGE IN NET ASSETS.......................       8,626,688         11,160,606          3,683,070         (5,705,711)
NET ASSETS:
  Beginning of period......................      29,120,015         17,959,409         27,326,751         33,032,462
                                                -----------        -----------        -----------        -----------
  End of period............................     $37,746,703        $29,120,015        $31,009,821        $27,326,751
                                                ===========        ===========        ===========        ===========
Undistributed/(distributions in excess of)
  net investment income....................     $     6,029        $    (1,438)       $     7,917        $     8,455
                                                ===========        ===========        ===========        ===========

              See accompanying notes to the financial statements.

                                                             LEADER MUTUAL FUNDS
                                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                           LEADER                                LEADER
                                                         SHORT TERM                            TAX-EXEMPT
                                                          BOND FUND                         MONEY MARKET FUND
                                             -----------------------------------   -----------------------------------
                                             SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                             FEBRUARY 28, 2003   AUGUST 31, 2002   FEBRUARY 28, 2003   AUGUST 31, 2002
                                             -----------------   ---------------   -----------------   ---------------
                                                (UNAUDITED)                           (UNAUDITED)
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:
  Proceeds from shares issued..............     $9,617,487         $15,658,902        $20,360,202        $38,706,342
  Dividends reinvested.....................        198,677             393,766                 --                 --
  Cost of shares redeemed..................     (2,728,375)         (5,289,778)       (16,284,261)       (42,530,305)
                                                ----------         -----------        -----------        -----------
    Change.................................      7,087,789          10,762,890          4,075,941         (3,823,963)
                                                ----------         -----------        -----------        -----------
INVESTOR A SHARES:
  Proceeds from shares issued..............        637,623           1,113,547          2,031,848          8,079,984
  Dividends reinvested.....................         20,255              20,270              6,456             24,766
  Cost of shares redeemed..................        (50,332)           (217,549)        (2,430,637)        (9,987,223)
                                                ----------         -----------        -----------        -----------
    Change.................................        607,546             916,268           (392,333)        (1,882,473)
                                                ----------         -----------        -----------        -----------
INVESTOR B SHARES:
  Proceeds from shares issued..............         82,560                  --                 --                 --
  Dividends reinvested.....................            127                  --                 --                 --
                                                ----------         -----------        -----------        -----------
    Change.................................         82,687                  --                 --                 --
                                                ----------         -----------        -----------        -----------
Change in net assets from capital
  transactions.............................     $7,778,022         $11,679,158          3,683,608         (5,706,436)
                                                ==========         ===========        ===========        ===========
SHARE TRANSACTIONS:
INSTITUTIONAL SHARES:
  Issued...................................        955,396           1,555,751         20,360,201         38,706,342
  Reinvested...............................         19,850              39,324                 --                 --
  Redeemed.................................       (272,311)           (530,361)       (16,284,261)       (42,530,305)
                                                ----------         -----------        -----------        -----------
    Change.................................        702,935           1,064,714          4,075,940         (3,823,963)
                                                ----------         -----------        -----------        -----------
INVESTOR A SHARES:
  Issued...................................         64,046             110,109          2,031,848          8,079,984
  Reinvested...............................          2,023               2,038              6,456             24,766
  Redeemed.................................         (5,028)            (21,528)        (2,430,637)        (9,987,223)
                                                ----------         -----------        -----------        -----------
    Change.................................         61,041              90,619           (392,333)        (1,882,473)
                                                ----------         -----------        -----------        -----------
INVESTOR B SHARES:
  Issued...................................          8,150                  --                 --                 --
  Reinvested...............................             13                  --                 --                 --
                                                ----------         -----------        -----------        -----------
    Change.................................          8,163                  --                 --                 --
                                                ----------         -----------        -----------        -----------
Change from share transactions.............        772,139           1,155,333          3,683,607         (5,706,436)
                                                ==========         ===========        ===========        ===========

              See accompanying notes to the financial statements.

LEADER MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                           LEADER                                LEADER
                                                      MONEY MARKET FUND                TREASURY MONEY MARKET FUND
                                             -----------------------------------   -----------------------------------
                                             SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                             FEBRUARY 28, 2003   AUGUST 31, 2002   FEBRUARY 28, 2003   AUGUST 31, 2002
                                             -----------------   ---------------   -----------------   ---------------
                                                (UNAUDITED)                           (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income......................    $  1,125,020       $   6,109,581       $   230,699       $  1,420,776
Net realized gains/(losses) on
  investments..............................          (4,055)              1,676             1,375             59,449
                                               ------------       -------------       -----------       ------------
Change in net assets resulting from
  operations...............................       1,120,965           6,111,257           232,074          1,480,225
DIVIDENDS TO INSTITUTIONAL SHAREHOLDERS
  FROM:
Net investment income......................        (712,338)         (4,452,739)         (245,884)        (1,236,655)
Net realized gains.........................              --                  --           (20,333)                --
DIVIDENDS TO INVESTOR A SHAREHOLDERS FROM:
Net investment income......................        (312,995)         (1,344,692)           (9,274)           (90,672)
Net realized gains.........................              --                  --            (1,376)                --
DIVIDENDS TO SWEEP SHAREHOLDERS FROM:
Net investment income......................         (99,687)           (312,150)          (10,772)           (93,449)
Net realized gains.........................              --                  --            (1,374)                --
                                               ------------       -------------       -----------       ------------
Change in net assets from shareholder
  dividends................................      (1,125,020)         (6,109,581)         (289,013)        (1,420,776)
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions.............................     (52,387,521)       (133,665,963)       (1,403,536)       (53,632,916)
                                               ------------       -------------       -----------       ------------
CHANGE IN NET ASSETS.......................     (52,391,576)       (133,664,287)       (1,460,475)       (53,573,467)
NET ASSETS:
  Beginning of period......................     310,329,801         443,994,088        61,218,087        114,791,554
                                               ------------       -------------       -----------       ------------
  End of period............................    $257,938,225       $ 310,329,801       $59,757,612       $ 61,218,087
                                               ============       =============       ===========       ============
Undistributed/(distributions in excess of)
  net investment income....................    $        255       $         255       $     8,401       $     43,632
                                               ============       =============       ===========       ============

              See accompanying notes to the financial statements.

                                                             LEADER MUTUAL FUNDS
                                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                 LEADER
                                                           LEADER                               TREASURY
                                                      MONEY MARKET FUND                     MONEY MARKET FUND
                                             -----------------------------------   -----------------------------------
                                             SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                             FEBRUARY 28, 2003   AUGUST 31, 2002   FEBRUARY 28, 2003   AUGUST 31, 2002
                                             -----------------   ---------------   -----------------   ---------------
                                                (UNAUDITED)                           (UNAUDITED)
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:
  Proceeds from shares issued..............    $360,243,236       $ 872,128,276      $104,222,567       $198,292,201
  Dividends reinvested.....................         139,985             368,534             1,829                 --
  Cost of shares redeemed..................    (415,644,654)       (996,882,421)     (102,221,959)      (244,166,524)
                                               ------------       -------------      ------------       ------------
    Change.................................     (55,261,433)       (124,385,611)        2,002,437        (45,874,323)
                                               ------------       -------------      ------------       ------------
INVESTOR SHARES:
  Proceeds from shares issued..............      47,368,877         212,821,544         1,232,121          4,511,046
  Dividends reinvested.....................         354,393           1,511,480            12,503            110,724
  Cost of shares redeemed..................     (64,849,358)       (208,613,376)       (1,650,597)        (9,380,363)
                                               ------------       -------------      ------------       ------------
    Change.................................     (17,126,088)          5,719,648          (405,973)        (4,758,593)
                                               ------------       -------------      ------------       ------------
SWEEP SHARES:
  Proceeds from shares issued..............      33,000,000          28,000,000                --          8,000,000
  Cost of shares redeemed..................     (13,000,000)        (43,000,000)       (3,000,000)       (11,000,000)
                                               ------------       -------------      ------------       ------------
    Change.................................      20,000,000         (15,000,000)       (3,000,000)        (3,000,000)
                                               ------------       -------------      ------------       ------------
Change in net assets from capital
  transactions.............................    $(52,387,521)      $(133,665,963)     $ (1,403,536)      $(53,632,916)
                                               ============       =============      ============       ============
SHARE TRANSACTIONS:
INSTITUTIONAL SHARES:
  Issued...................................     360,243,236         872,128,276       104,222,567        198,292,201
  Reinvested...............................         139,985             368,534             1,829                 --
  Redeemed.................................    (415,644,654)       (996,882,421)     (102,221,959)      (244,166,524)
                                               ------------       -------------      ------------       ------------
    Change.................................     (55,261,433)       (124,385,611)        2,002,437        (45,874,323)
                                               ------------       -------------      ------------       ------------
INVESTOR SHARES:
  Issued...................................      47,368,877         212,821,544         1,232,121          4,511,046
  Reinvested...............................         354,393           1,511,480            12,503            110,724
  Redeemed.................................     (64,849,358)       (208,613,376)       (1,650,597)        (9,380,363)
                                               ------------       -------------      ------------       ------------
    Change.................................     (17,126,088)          5,719,648          (405,973)        (4,758,593)
                                               ------------       -------------      ------------       ------------
SWEEP SHARES:
  Issued...................................      33,000,000          28,000,000                --          8,000,000
  Redeemed.................................     (13,000,000)        (43,000,000)       (3,000,000)       (11,000,000)
                                               ------------       -------------      ------------       ------------
    Change.................................      20,000,000         (15,000,000)       (3,000,000)        (3,000,000)
                                               ------------       -------------      ------------       ------------
Change from share transactions.............     (52,387,521)       (133,665,963)       (1,403,536)       (53,632,916)
                                               ============       =============      ============       ============

              See accompanying notes to the financial statements.

LEADER MUTUAL FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                       INVESTMENT ACTIVITIES                LESS DIVIDENDS FROM
                                            -------------------------------------------   ------------------------
                                NET ASSET                    NET REALIZED      TOTAL                       NET
                                 VALUE,          NET        AND UNREALIZED      FROM         NET        REALIZED
                                BEGINNING    INVESTMENT     GAINS (LOSSES)   INVESTMENT   INVESTMENT    GAINS ON
INSTITUTIONAL SHARES            OF PERIOD   INCOME/(LOSS)   ON INVESTMENTS   ACTIVITIES     INCOME     INVESTMENTS
--------------------            ---------   -------------   --------------   ----------   ----------   -----------
LEADER GROWTH EQUITY FUND
PERIOD ENDED FEBRUARY 28,
  2003*.......................   $10.00         $  --           $(0.49)        $(0.49)      $   --       $   --

LEADER GROWTH & INCOME FUND
FOR THE SIX MONTHS ENDED
  FEBRUARY 28, 2003...........    21.17          0.13            (1.81)         (1.68)       (0.13)          --
Year Ended August 31, 2002....    25.55          0.22            (4.38)         (4.16)       (0.22)          --
Year Ended August 31, 2001....    34.97          0.27            (8.52)         (8.25)       (0.29)       (0.88)
Year Ended August 31, 2000....    30.37          0.32             4.75           5.07        (0.32)       (0.15)
Year Ended August 31, 1999....    23.46          0.30             7.53           7.83        (0.27)       (0.65)
Year Ended August 31, 1998....    22.18          0.23             1.72           1.95        (0.25)       (0.42)

LEADER BALANCED FUND
FOR THE SIX MONTHS ENDED
  FEBRUARY 28, 2003...........     9.09          0.12            (0.40)         (0.28)       (0.13)          --
Year Ended August 31, 2002....     9.53          0.23            (0.43)         (0.20)       (0.24)          --
Period Ended August 31,
  2001**......................    10.00          0.20            (0.53)         (0.33)       (0.14)          --

LEADER TAX-EXEMPT BOND FUND
FOR THE SIX MONTHS ENDED
  FEBRUARY 28, 2003...........    10.44          0.22             0.07           0.29        (0.22)       (0.01)
Year Ended August 31, 2002....    10.44          0.42             0.10           0.52        (0.42)       (0.10)
Year Ended August 31, 2001....    10.07          0.45             0.43           0.88        (0.45)       (0.06)
Period Ended August 31,
  2000***.....................    10.00          0.05             0.07           0.12        (0.05)          --

LEADER INTERMEDIATE BOND
  FUND(f)
FOR THE SIX MONTHS ENDED
  FEBRUARY 28, 2003...........    13.13          0.36             0.18           0.54        (0.36)       (0.07)
Year Ended August 31, 2002....    12.79          0.67             0.34           1.01        (0.67)          --
Year Ended August 31, 2001....    11.97          0.72             0.82           1.54        (0.72)          --
Year Ended August 31, 2000....    12.04          0.74            (0.07)          0.67        (0.74)          --
Year Ended August 31, 1999....    13.00          0.72            (0.96)         (0.24)       (0.72)          --
Year Ended August 31, 1998....    12.61          0.76             0.39           1.15        (0.76)          --

LEADER SHORT TERM BOND FUND
FOR THE SIX MONTHS ENDED
  FEBRUARY 28, 2003...........     9.94          0.20             0.25           0.45        (0.20)          --
Year Ended August 31, 2002....    10.12          0.41            (0.18)          0.23        (0.41)          --(e)
Period Ended August 31,
  2001****....................    10.00          0.30             0.12           0.42        (0.30)          --

LEADER TAX-EXEMPT MONEY MARKET
  FUND
FOR THE SIX MONTHS ENDED
  FEBRUARY 28, 2003...........     1.00          0.01               --           0.01        (0.01)          --
Year Ended August 31, 2002....     1.00          0.01               --(e)        0.01        (0.01)          --
Period Ended August 31,
  2001*****...................     1.00          0.03               --(e)        0.03        (0.03)          --

LEADER MONEY MARKET FUND
FOR THE SIX MONTHS ENDED
  FEBRUARY 28, 2003...........     1.00          0.01               --(e)        0.01        (0.01)          --(e)
Year Ended August 31, 2002....     1.00          0.02               --(e)        0.02        (0.02)          --
Year Ended August 31, 2001....     1.00          0.05               --(e)        0.05        (0.05)          --
Year Ended August 31, 2000....     1.00          0.06               --(e)        0.06        (0.06)          --
Period Ended August 31,
  1999******..................     1.00          0.01               --(e)        0.01        (0.01)          --

LEADER TREASURY MONEY MARKET
  FUND
FOR THE SIX MONTHS ENDED
  FEBRUARY 28, 2003...........     1.00            --(e)            --(e)          --(e)        --(e)        --(e)
Year Ended August 31, 2002....     1.00          0.02               --(e)        0.02        (0.02)          --
Period Ended August 31,
  2001*****...................     1.00          0.05               --(e)        0.05        (0.05)          --

---------------

*       From the commencement of operations on December 9, 2002.
**      From the commencement of operations on January 3, 2001.
***     From the commencement of operations on July 24, 2000.
****    From the commencement of operations on January 5, 2001.
*****   From the commencement of operations on September 6, 2000.
******  From the commencement of operations on July 7, 1999.

(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)  Not annualized.
(d)  Annualized.
(e)  Amount less than $0.005.
(f)  Formally known as LEADER Intermediate Government Bond Fund.

              See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                     NET ASSET
                                                       VALUE,
INSTITUTIONAL                              TOTAL       END OF     TOTAL
SHARES                                   DIVIDENDS     PERIOD     RETURN
-------------                            ---------   ----------   ------
LEADER GROWTH EQUITY FUND
PERIOD ENDED FEBRUARY 28, 2003*.........  $   --       $ 9.51     (1.35)%(c)

LEADER GROWTH & INCOME FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................   (0.13)       19.62     (6.71)%(c)
Year Ended August 31, 2002..............   (0.22)       21.17     (16.38)%
Year Ended August 31, 2001..............   (1.17)       25.55     (23.98)%
Year Ended August 31, 2000..............   (0.47)       34.97     16.80%
Year Ended August 31, 1999..............   (0.92)       30.37     33.73%
Year Ended August 31, 1998..............   (0.67)       23.46      8.84%

LEADER BALANCED FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................   (0.13)        8.94     (0.21)%(c)
Year Ended August 31, 2002..............   (0.24)        9.09     (2.11)%
Period Ended August 31, 2001**..........   (0.14)        9.53     (3.35)%(c)

LEADER TAX-EXEMPT BOND FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................   (0.23)       10.50      2.67%(c)
Year Ended August 31, 2002..............   (0.52)       10.44      5.29%
Year Ended August 31, 2001..............   (0.51)       10.44      8.92%
Period Ended August 31, 2000***.........   (0.05)       10.07      1.16%(c)

LEADER INTERMEDIATE BOND FUND(f)
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................   (0.43)       13.24      3.64%(c)
Year Ended August 31, 2002..............   (0.67)       13.13      8.17%
Year Ended August 31, 2001..............   (0.72)       12.79     13.18%
Year Ended August 31, 2000..............   (0.74)       11.97      5.86%
Year Ended August 31, 1999..............   (0.72)       12.04     (1.97)%
Year Ended August 31, 1998..............   (0.76)       13.00      9.33%

LEADER SHORT TERM BOND FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................   (0.20)       10.19      4.62%(c)
Year Ended August 31, 2002..............   (0.41)        9.94      2.30%
Period Ended August 31, 2001****........   (0.30)       10.12      4.26%(c)

LEADER TAX-EXEMPT MONEY MARKET FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................   (0.01)        1.00      0.51%(c)
Year Ended August 31, 2002..............   (0.01)        1.00      1.00%
Period Ended August 31, 2001*****.......   (0.03)        1.00      2.97%(c)

LEADER MONEY MARKET FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................   (0.01)        1.00      0.57%(c)
Year Ended August 31, 2002..............   (0.02)        1.00      1.75%
Year Ended August 31, 2001..............   (0.05)        1.00      5.14%
Year Ended August 31, 2000..............   (0.06)        1.00      5.60%
Period Ended August 31, 1999******......   (0.01)        1.00      0.67%(c)

LEADER TREASURY MONEY MARKET FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................      --(e)      1.00      0.49%(c)
Year Ended August 31, 2002..............   (0.02)        1.00      1.71%
Period Ended August 31, 2001*****.......   (0.05)        1.00      4.88%(c)


                                                                RATIOS/SUPPLEMENTARY DATA
                                          ---------------------------------------------------------------------
                                          NET ASSETS,      NET       NET INVESTMENT
                                            END OF       EXPENSES      INCOME TO        EXPENSES      PORTFOLIO
INSTITUTIONAL                               PERIOD      TO AVERAGE    AVERAGE NET      TO AVERAGE     TURNOVER
SHARES                                      (000'S)     NET ASSETS       ASSETS       NET ASSETS(a)    RATE(b)
-------------                             -----------   ----------   --------------   -------------   ---------
LEADER GROWTH EQUITY FUND
PERIOD ENDED FEBRUARY 28, 2003*.........   $ 18,601        0.19%(d)       0.34%(d)        1.21%(d)         2%
LEADER GROWTH & INCOME FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................    121,414        0.86%(d)       1.33%(d)        1.26%(d)         3%
Year Ended August 31, 2002..............    134,134        1.09%          0.95%           1.50%            4%
Year Ended August 31, 2001..............    162,881        1.00%          0.94%           1.45%            6%
Year Ended August 31, 2000..............    177,528        0.82%          0.99%           1.32%           17%
Year Ended August 31, 1999..............    145,919        0.87%          1.05%           1.37%            9%
Year Ended August 31, 1998..............     74,131        0.99%          0.96%           1.49%           26%
LEADER BALANCED FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................     42,312        0.76%(d)       2.69%(d)        1.31%(d)         4%
Year Ended August 31, 2002..............     43,096        1.28%          2.52%           1.80%            2%
Period Ended August 31, 2001**..........     44,667        1.11%(d)       3.03%(d)        1.70%(d)         8%
LEADER TAX-EXEMPT BOND FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................     16,636        0.16%(d)       3.95%(d)        1.01%(d)         0%
Year Ended August 31, 2002..............     17,494        0.82%          4.14%           1.65%            0%
Year Ended August 31, 2001..............     21,369        0.75%          4.38%           1.51%           22%
Period Ended August 31, 2000***.........     22,261        0.87%(d)       4.26%(d)        1.32%(d)         9%
LEADER INTERMEDIATE BOND FUND(f)
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................    116,044        0.66%(d)       4.32%(d)        1.01%(d)        36%
Year Ended August 31, 2002..............    110,737        0.84%          5.26%           1.21%           61%
Year Ended August 31, 2001..............    126,615        0.82%          5.78%           1.22%           20%
Year Ended August 31, 2000..............    131,101        0.79%          6.28%           1.14%           14%
Year Ended August 31, 1999..............     80,607        0.82%          5.69%           1.17%           16%
Year Ended August 31, 1998..............     72,614        0.90%          5.92%           1.25%           32%
LEADER SHORT TERM BOND FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................     36,047        0.41%(d)       4.11%(d)        1.06%(d)        32%
Year Ended August 31, 2002..............     28,151        0.98%          4.05%           1.67%           20%
Period Ended August 31, 2001****........     17,890        0.96%(d)       4.50%(d)        1.83%(d)        22%
LEADER TAX-EXEMPT MONEY MARKET FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................     28,014        0.15%(d)       1.01%(d)        0.85%(d)       N/A
Year Ended August 31, 2002..............     23,939        0.76%          1.02%           1.40%          N/A
Period Ended August 31, 2001*****.......     27,762        0.65%(d)       2.91%(d)        1.23%(d)       N/A
LEADER MONEY MARKET FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................    123,252        0.42%(d)       1.15%(d)        0.85%(d)       N/A
Year Ended August 31, 2002..............    178,515        0.61%          1.81%           1.04%          N/A
Year Ended August 31, 2001..............    302,900        0.54%          5.05%           0.99%          N/A
Year Ended August 31, 2000..............    276,186        0.51%          5.50%           1.02%          N/A
Period Ended August 31, 1999******......    166,335        0.51%(d)       4.35%(d)        1.02%(d)       N/A
LEADER TREASURY MONEY MARKET FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................     55,364        0.69%(d)       0.80%(d)        1.24%(d)       N/A
Year Ended August 31, 2002..............     53,412        0.60%          1.75%           1.15%          N/A
Period Ended August 31, 2001*****.......     99,236        0.58%(d)       4.60%(d)        1.14%(d)       N/A

LEADER MUTUAL FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                      INVESTMENT ACTIVITIES                LESS DIVIDENDS FROM
                                                           -------------------------------------------   ------------------------
                                               NET ASSET                    NET REALIZED      TOTAL                       NET
                                                VALUE,          NET        AND UNREALIZED      FROM         NET        REALIZED
                                               BEGINNING    INVESTMENT     GAINS (LOSSES)   INVESTMENT   INVESTMENT    GAINS ON
INVESTOR A SHARES                              OF PERIOD   INCOME/(LOSS)   ON INVESTMENTS   ACTIVITIES     INCOME     INVESTMENTS
-----------------                              ---------   -------------   --------------   ----------   ----------   -----------
LEADER GROWTH EQUITY FUND
For the Period Ended February 28, 2003*......   $10.00         $  --           $(0.50)        $(0.50)      $   --       $   --
LEADER GROWTH & INCOME FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003...    21.14          0.10            (1.54)         (1.44)       (0.10)          --
Year Ended August 31, 2002...................    25.50          0.17            (4.37)         (4.20)       (0.16)          --
Period Ended August 31, 2001**...............    31.45          0.18            (5.07)         (4.89)       (0.18)       (0.88)
LEADER BALANCED FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003...     9.07          0.11            (0.14)         (0.03)       (0.12)          --
Year Ended August 31, 2002...................     9.52          0.21            (0.44)         (0.23)       (0.22)          --
Period Ended August 31, 2001***..............     9.86          0.15            (0.36)         (0.21)       (0.13)          --
LEADER TAX-EXEMPT BOND FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003       10.44          0.20             0.06           0.26        (0.20)       (0.01)
Year Ended August 31, 2002...................    10.43          0.40             0.11           0.51        (0.40)       (0.10)
Period Ended August 31, 2001****.............    10.17          0.30             0.32           0.62        (0.30)       (0.06)
LEADER INTERMEDIATE BOND FUND(g)
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003...    13.12          0.34             0.19           0.53        (0.34)       (0.07)
Year Ended August 31, 2002...................    12.78          0.64             0.34           0.98        (0.64)          --
Period Ended August 31, 2001****.............    12.49          0.51             0.29           0.80        (0.51)          --
LEADER SHORT TERM BOND FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003...     9.94          0.19             0.25           0.44        (0.19)          --
Year Ended August 31, 2002...................    10.11          0.39            (0.17)          0.22        (0.39)          --(f)
Period Ended August 31, 2001*****............    10.00          0.21             0.11           0.32        (0.21)          --
LEADER TAX-EXEMPT MONEY MARKET FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003...     1.00            --(f)            --             --(f)        --(f)        --
Year Ended August 31, 2002...................     1.00          0.01               --(f)        0.01        (0.01)          --
Period Ended August 31, 2001******...........     1.00          0.02               --(f)        0.02        (0.02)          --
LEADER MONEY MARKET FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003...     1.00            --(f)            --(f)          --(f)        --(f)        --(f)
Year Ended August 31, 2002...................     1.00          0.01               --(f)        0.01        (0.01)          --
Period Ended August 31, 2001******...........     1.00          0.04               --(f)        0.04        (0.04)          --
LEADER TREASURY MONEY MARKET FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003...     1.00            --(f)            --(f)          --(f)        --(f)        --(f)
Year Ended August 31, 2002...................     1.00          0.01               --(f)        0.01        (0.01)          --
Period Ended August 31, 2001******...........     1.00          0.04               --(f)        0.04        (0.04)          --

---------------

*       From the commencement of operations on December 9, 2002.
**      From the commencement of operations on October 26, 2000.
***     From the commencement of operations on February 20, 2001.
****    From the commencement of operations on December 26, 2000.
*****   From the commencement of operations on March 8, 2001.
******  From the commencement of operations on October 4, 2000.

(a)  Total return excludes sales charge.
(b) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)  Not annualized.
(e)  Annualized
(f)  Amount less than $0.005.
(g)  Formally known as LEADER Intermediate Government Bond Fund.

              See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                     NET ASSET
                                                       VALUE,
                                           TOTAL       END OF       TOTAL
INVESTOR SHARES                          DIVIDENDS     PERIOD     RETURN(a)
---------------                          ---------   ----------   ---------
LEADER GROWTH EQUITY FUND
For the Period Ended February 28,
 2003*..................................  $   --       $ 9.50        (1.54)%(d)

LEADER GROWTH & INCOME FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................   (0.10)       19.60        (6.81)%(d)
Year Ended August 31, 2002..............   (0.16)       21.14       (16.56)%
Period Ended August 31, 2001**..........   (1.06)       25.50       (15.93)%(d)

LEADER BALANCED FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................   (0.12)        8.92        (0.36)%(d)
Year Ended August 31, 2002..............   (0.22)        9.07        (2.48)%
Period Ended August 31, 2001***.........   (0.13)        9.52        (2.14)%(d)

LEADER TAX-EXEMPT BOND FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................   (0.21)       10.49         2.43%(d)
Year Ended August 31, 2002..............   (0.50)       10.44         5.09%
Period Ended August 31, 2001****........   (0.36)       10.43         5.56%(d)

LEADER INTERMEDIATE BOND FUND(f)
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................   (0.41)       13.24         3.58%(d)
Year Ended August 31, 2002..............   (0.64)       13.12         7.87%
Period Ended August 31, 2001****........   (0.51)       12.78         6.52%(d)

LEADER SHORT TERM BOND FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................   (0.19)       10.19         4.47%(d)
Year Ended August 31, 2002..............   (0.39)        9.94         2.22%
Period Ended August 31, 2001*****.......   (0.21)       10.11         3.19%(d)

LEADER TAX-EXEMPT MONEY MARKET FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................      --(f)      1.00         0.26%(d)
Year Ended August 31, 2002..............   (0.01)        1.00         0.50%
Period Ended August 31, 2001******......   (0.02)        1.00         2.18%(d)

LEADER MONEY MARKET FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................      --(f)      1.00         0.33%(d)
Year Ended August 31, 2002..............   (0.01)        1.00         1.24%
Period Ended August 31, 2001******......   (0.04)        1.00         4.09%(d)

LEADER TREASURY MONEY MARKET FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................      --(f)      1.00         0.29%(d)
Year Ended August 31, 2002..............   (0.01)        1.00         1.27%
Period Ended August 31, 2001******......   (0.04)        1.00         3.95%(d)

                                                                 RATIOS/SUPPLEMENTARY DATA
                                          -----------------------------------------------------------------------
                                          NET ASSETS,      NET       NET INVESTMENT
                                            END OF       EXPENSES      INCOME TO        EXPENSES       PORTFOLIO
                                            PERIOD      TO AVERAGE    AVERAGE NET      TO AVERAGE      TURNOVER
INVESTOR SHARES                             (000'S)     NET ASSETS       ASSETS       NET ASSETS(b)     RATE(c)
---------------                           -----------   ----------   --------------   -------------   -----------
LEADER GROWTH EQUITY FUND
For the Period Ended February 28,
 2003*..................................   $    818        0.49%(e)       0.04%(e)        1.22%(e)          2%
LEADER GROWTH & INCOME FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................      5,052        1.16%(e)       1.03%(e)        1.26%(e)          3%
Year Ended August 31, 2002..............      4,402        1.40%          0.66%           1.50%             4%
Period Ended August 31, 2001**..........      1,897        1.45%(e)       0.55%(e)        1.55%(e)          6%
LEADER BALANCED FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................        608        1.06%(e)       2.39%(e)        1.31%(e)          4%
Year Ended August 31, 2002..............        536        1.58%          2.23%           1.80%             2%
Period Ended August 31, 2001***.........        277        1.45%(e)       2.53%(e)        1.95%(e)          8%
LEADER TAX-EXEMPT BOND FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................        837        0.46%(e)       3.65%(e)        1.01%(e)          0%
Year Ended August 31, 2002..............        559        1.14%          3.83%           1.65%             0%
Period Ended August 31, 2001****........        250        1.16%(e)       3.97%(e)        1.66%(e)         22%
LEADER INTERMEDIATE BOND FUND(f)
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................      3,707        0.96%(e)       4.00%(e)        1.01%(e)         36%
Year Ended August 31, 2002..............      2,473        1.16%          4.94%           1.21%            61%
Period Ended August 31, 2001****........        880        1.12%(e)       5.27%(e)        1.22%(e)         20%
LEADER SHORT TERM BOND FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................      1,616        0.71%(e)       3.81%(e)        1.06%(e)         32%
Year Ended August 31, 2002..............        969        1.27%          3.77%           1.67%            20%
Period Ended August 31, 2001*****.......         70        1.31%(e)       4.11%(e)        2.02%(e)         22%
LEADER TAX-EXEMPT MONEY MARKET FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................      1,886        0.65%(e)       0.52%(e)        1.10%(e)        N/A
Year Ended August 31, 2002..............      2,278        1.26%          0.51%           1.65%           N/A
Period Ended August 31, 2001******......      4,160        1.18%(e)       2.08%(e)        1.51%(e)        N/A
LEADER MONEY MARKET FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................     92,957        0.92%(e)       0.66%(e)        1.10%(e)        N/A
Year Ended August 31, 2002..............    110,085        1.12%          1.24%           1.29%           N/A
Period Ended August 31, 2001******......    104,364        1.08%(e)       3.92%(e)        1.26%(e)        N/A
LEADER TREASURY MONEY MARKET FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................      3,632        1.12%(e)        .37%(e)        1.42%(e)        N/A
Year Ended August 31, 2002..............      4,041        1.02%          1.43%           1.34%           N/A
Period Ended August 31, 2001******......      8,795        1.06%(e)       3.90%(e)        1.37%(e)        N/A

LEADER MUTUAL FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                      INVESTMENT ACTIVITIES                LESS DIVIDENDS FROM
                                                           -------------------------------------------   ------------------------
                                               NET ASSET                    NET REALIZED      TOTAL                       NET
                                                VALUE,          NET        AND UNREALIZED      FROM         NET        REALIZED
                                               BEGINNING    INVESTMENT     GAINS (LOSSES)   INVESTMENT   INVESTMENT    GAINS ON
INVESTOR B SHARES                              OF PERIOD   INCOME/(LOSS)   ON INVESTMENTS   ACTIVITIES     INCOME     INVESTMENTS
-----------------                              ---------   -------------   --------------   ----------   ----------   -----------
LEADER GROWTH EQUITY FUND
FOR THE PERIOD ENDED FEBRUARY 28, 2003*......   $10.00         $  --           $(0.49)        $(0.49)      $   --       $   --
LEADER GROWTH & INCOME FUND
FOR THE PERIOD ENDED FEBRUARY 28, 2003**.....    20.48          0.07             (.94)          (.87)       (0.07)          --
LEADER BALANCED FUND
FOR THE PERIOD ENDED FEBRUARY 28, 2003***....     8.85          0.08              .02            .10        (0.07)          --
LEADER TAX-EXEMPT BOND FUND
FOR THE PERIOD ENDED FEBRUARY 28, 2003****...    10.32            --              .17            .17           --           --
LEADER INTERMEDIATE BOND FUND(g)
FOR THE PERIOD ENDED FEBRUARY 28, 2003**.....    12.96          0.26              .30            .56        (0.26)       (0.07)
LEADER SHORT TERM BOND FUND
FOR THE PERIOD ENDED FEBRUARY 28,
 2003*****...................................    10.14            --              .07            .07           --           --
SWEEP SHARES
------------
LEADER TAX-EXEMPT MONEY MARKET FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003...     1.00            --(f)            --             --(f)        --(f)        --
Year Ended August 31, 2002...................     1.00          0.01               --(f)        0.01        (0.01)          --
Period Ended August 31, 2001******...........     1.00          0.03               --(f)        0.03        (0.03)          --
LEADER MONEY MARKET FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003...     1.00            --(f)            --(f)          --(f)        --(f)        --(f)
Year Ended August 31, 2002...................     1.00          0.01               --(f)        0.01        (0.01)          --
Period Ended August 31, 2001*******..........     1.00          0.05               --(f)        0.05        (0.05)          --
LEADER TREASURY MONEY MARKET FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003...     1.00            --(f)            --(f)          --(f)        --(f)        --(f)
Year Ended August 31, 2002...................     1.00          0.02               --(f)        0.02        (0.02)          --
Period Ended August 31, 2001******...........     1.00          0.04               --(f)        0.04        (0.04)          --

---------------

*        From the commencement of operations on December 9, 2002.
**       From the commencement of operations on October 23, 2002.
***      From the commencement of operations on October 28, 2002.
****     From the commencement of operations on December 4, 2002.
*****    From the commencement of operations on December 20, 2002.
******   From the commencement of operations on October 5, 2000.
*******  From the commencement of operations on September 5, 2000.

(a)  Total return excludes redemption charges for Investor B
     Shares.
(b) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)  Not annualized.
(e)  Annualized.
(f)  Amount less than $0.005.
(g)  Formally known as LEADER Intermediate Government Bond Fund.

              See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                     NET ASSET
                                                       VALUE,
                                           TOTAL       END OF       TOTAL
INVESTOR B SHARES                        DIVIDENDS     PERIOD     RETURN(a)
-----------------                        ---------   ----------   ---------
LEADER GROWTH EQUITY FUND
FOR THE PERIOD ENDED FEBRUARY 28,
 2003*..................................  $   --       $ 9.51       (1.56)%(d)

LEADER GROWTH & INCOME FUND
FOR THE PERIOD ENDED FEBRUARY 28,
 2003**.................................   (0.07)       19.54       (7.08)%(d)

LEADER BALANCED FUND
FOR THE PERIOD ENDED FEBRUARY 28,
 2003***................................   (0.07)        8.88       (0.80)%(d)

LEADER TAX-EXEMPT BOND FUND
FOR THE PERIOD ENDED FEBRUARY 28,
 2003****...............................      --        10.49        1.74%(d)

LEADER INTERMEDIATE BOND FUND(g)
FOR THE PERIOD ENDED FEBRUARY 28,
 2003**.................................   (0.33)       13.19        2.96%(d)

LEADER SHORT TERM BOND FUND
FOR THE PERIOD ENDED FEBRUARY 28,
 2003*****..............................      --        10.21        3.95%(d)

SWEEP SHARES
------------

LEADER TAX-EXEMPT MONEY MARKET FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................      --(f)      1.00        0.38%(d)
Year Ended August 31, 2002..............   (0.01)        1.00        0.75%
Period Ended August 31, 2001******......   (0.03)        1.00        2.40%(d)

LEADER MONEY MARKET FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................      --(f)      1.00        0.45%(d)
Year Ended August 31, 2002..............   (0.01)        1.00        1.49%
Period Ended August 31, 2001*******.....   (0.05)        1.00        4.82%(d)

LEADER TREASURY MONEY MARKET FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................      --(f)      1.00        0.41%(d)
Year Ended August 31, 2002..............   (0.02)        1.00        1.52%
Period Ended August 31, 2001******......   (0.04)        1.00        4.17%(d)

                                                                 RATIOS/SUPPLEMENTARY DATA
                                          -----------------------------------------------------------------------
                                          NET ASSETS,      NET       NET INVESTMENT
                                            END OF       EXPENSES      INCOME TO        EXPENSES       PORTFOLIO
                                            PERIOD      TO AVERAGE    AVERAGE NET      TO AVERAGE      TURNOVER
INVESTOR B SHARES                           (000'S)     NET ASSETS       ASSETS       NET ASSETS(b)     RATE(c)
-----------------                         -----------   ----------   --------------   -------------   -----------
LEADER GROWTH EQUITY FUND
FOR THE PERIOD ENDED FEBRUARY 28,
 2003*..................................    $     1         .77%(e)       (.32)%(e)       1.13%(e)          2%
LEADER GROWTH & INCOME FUND
FOR THE PERIOD ENDED FEBRUARY 28,
 2003**.................................        273        1.58%(e)       0.67%(e)        1.68%(e)          3%
LEADER BALANCED FUND
FOR THE PERIOD ENDED FEBRUARY 28,
 2003***................................        120        1.47%(e)       2.10%(e)        1.72%(e)          4%
LEADER TAX-EXEMPT BOND FUND
FOR THE PERIOD ENDED FEBRUARY 28,
 2003****...............................        465        0.87%(e)       3.18%(e)        1.42%(e)          0%
LEADER INTERMEDIATE BOND FUND(g)
FOR THE PERIOD ENDED FEBRUARY 28,
 2003**.................................        639        1.38%(e)       3.52%(e)        1.43%(e)         36%
LEADER SHORT TERM BOND FUND
FOR THE PERIOD ENDED FEBRUARY 28,
 2003*****..............................         83        1.13%(e)       3.32%(e)        1.48%(e)         32%
SWEEP SHARES
LEADER TAX-EXEMPT MONEY MARKET FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................      1,110        0.40%(e)       0.77%(e)        0.85%(e)        N/A
Year Ended August 31, 2002..............      1,110        1.00%          0.75%           1.40%           N/A
Period Ended August 31, 2001******......      1,110        0.98%(e)       1.75%(e)        1.31%(e)        N/A
LEADER MONEY MARKET FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................     41,729        0.67%(e)       0.89%(e)        0.85%(e)        N/A
Year Ended August 31, 2002..............     21,730        0.87%          1.55%           1.04%           N/A
Period Ended August 31, 2001*******.....     36,730        0.81%(e)       4.50%(e)        1.00%(e)        N/A
LEADER TREASURY MONEY MARKET FUND
FOR THE SIX MONTHS ENDED FEBRUARY 28,
 2003...................................        761         .87%(e)       0.69%(e)        1.17%(e)        N/A
Year Ended August 31, 2002..............      3,764        0.78%          1.60%           1.09%           N/A
Period Ended August 31, 2001******......      6,760        0.79%(e)       3.71%(e)        1.10%(e)        N/A

LEADER MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1. ORGANIZATION

LEADER Mutual Funds (the "Trust") was organized as a Massachusetts business trust on April 28, 1994. The Trust is an open-end, diversified management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust consists of nine series, the LEADER Growth Equity Fund, LEADER Growth & Income Fund, LEADER Balanced Fund, LEADER Tax-Exempt Bond Fund, LEADER Intermediate Bond Fund (formally known as LEADER Intermediate Government Bond Fund), LEADER Short Term Bond Fund, LEADER Tax-Exempt Money Market Fund, LEADER Money Market Fund, and LEADER Treasury Money Market Fund, (collectively, the "Funds" and individually, a "Fund"). One Fund commenced operations during the current fiscal year: the LEADER Growth Equity Fund on December 9, 2002. All Funds, excluding the LEADER Tax-Exempt Money Market Fund, the LEADER Money Market Fund and the LEADER Treasury Money Market Fund, are referred to as the "Variable Funds". The LEADER Tax-Exempt Money Market Fund, the LEADER Money Market Fund and the LEADER Treasury Money Market Fund are referred to as the "Money Market Funds".

Each Variable Fund offers three classes of shares: Institutional Shares, Investor A Shares and Investor B Shares. Each Money Market Fund offers three classes of shares: Institutional Shares, Investor A Shares and Sweep Shares. Each class of shares in the Funds has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the
Trust:

Investment Valuation: The Variable Funds are valued as followed: Equity securities listed on an established securities exchange or on the NASDAQ National Market System are valued at the closing sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the last bid price. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Short-term debt securities having a maturity of 60 days or less from the valuation date are valued at amortized cost, which approximates market value. The Money Market Funds' securities are valued at amortized cost, which approximates market value.

Investment Transactions: All securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are determined on the basis of identified cost.

Repurchase Agreements: Each Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date which, in the case of the Funds' transactions, is usually within seven days. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Repurchase agreements will be fully collateralized at all times. In the event that the seller defaults on their agreement to repurchase the security, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) possible inability to enforce rights and the expenses involved in enforcement or attempted enforcement.

Dividends to Shareholders: The Funds pay dividends to their shareholders from the Funds' respective net investment income. Income dividends on the LEADER Growth Equity Fund, the LEADER Growth & Income Fund and the LEADER Balanced Fund are declared and paid quarterly, while income dividends for all other Funds are declared daily and paid monthly. Each Fund also distributes all of its net realized capital gains, if any, on an annual basis. Dividends are recorded on the ex-dividend date. Income dividends and realized capital gain dividends are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences are reclassified among the components of net assets.

                                                             LEADER MUTUAL FUNDS
                                   NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Federal Income Taxes: Each Fund of the Trust is treated as a separate entity for federal tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the Funds will not be subject to federal income tax to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing substantially all of their net investment income and realized capital gains during the calendar year, the Funds will not be subject to a federal excise tax.

Expenses: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based upon relative net assets or another appropriate basis. Expenses directly attributable to a class of shares are charged directly to that class.

The investment income and expenses of a Fund (other than class specific expenses) and realized and unrealized gains and losses of a Fund are allocated to each class of shares based upon their relative net assets on the date the income is earned or the expenses and realized and unrealized gains and losses are incurred.

Estimates: The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

3. On December 9, 2002, the net assets of certain common trust fund managed by LEADER were exchanged in a tax-free conversion for Institutional shares of the corresponding LEADER Mutual Fund. The following is a summary of shares issued, net assets converted, net asset value per share issued and unrealized appreciation/depreciation of assets acquired as of the conversion date:

                                                                                          NET ASSET        UNREALIZED
                                                                            NET ASSETS    VALUE PER       APPRECIATION
                                                            SHARES ISSUED   CONVERTED    SHARE ISSUED    (DEPRECIATION)
                                                            -------------   ----------   ------------    --------------
Growth Equity Fund........................................     72,811        $728,113       $10.00          $207,525

4. RELATED PARTY TRANSACTIONS

Each Fund has entered into a separate Investment Advisory Agreement with Union Planters Investment Advisors, Inc. ("UPIA"). Under these agreements, each Fund pays a fee, calculated daily and paid monthly, based on the respective average daily net assets of such Fund. UPIA has voluntarily agreed to reduce its fees for each Fund as follows:

                                                                 ANNUAL FEE         ANNUAL FEE
                                                              BEFORE VOLUNTARY    AFTER VOLUNTARY
FUND                                                             REDUCTION           REDUCTION
----                                                          ----------------    ---------------
LEADER Growth Equity Fund...................................        0.75%              0.25%
LEADER Growth & Income Fund.................................        0.75%              0.65%
LEADER Balanced Fund........................................        0.80%              0.55%
LEADER Tax-Exempt Bond Fund.................................        0.50%              0.00%
LEADER Intermediate Bond Fund...............................        0.50%              0.45%
LEADER Short Term Bond Fund.................................        0.55%              0.25%
LEADER Tax-Exempt Money Market Fund.........................        0.40%              0.20%
LEADER Money Market Fund....................................        0.40%              0.25%
LEADER Treasury Money Market Fund...........................        0.40%              0.12%

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc., ("BISYS Ohio") are subsidiaries of the BISYS Group, Inc. BISYS, with whom certain trustees and officers of the Funds are affiliated, serves the Funds as Administrator and Distributor while BISYS Ohio provides fund accounting and transfer agency services for the Funds. Such trustees and officers are paid no fees directly by the Funds for serving as officers of the Funds. As

LEADER MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

the administrator for the Trust, pursuant to an Administration Agreement, BISYS is entitled to a fee computed at an annual rate of 0.20% of the Trust's average daily net assets.

Each Fund, with respect to the Institutional Shares, has adopted an Administrative Services Plan (the "Services Plan"). Under the Services Plan, the Variable Funds will pay a monthly fee at an annual rate not to exceed 0.30%, and each Money Market Fund an annual rate not to exceed 0.25% of the average daily net assets of each Fund's Institutional Shares. Part or all of these fees may be paid to financial institutions that provide certain administrative services to their customers or other shareholders who own Institutional Shares of the Funds.

The Funds have adopted a Rule 12b-1 Distribution and Service Plan (a "12b-1 Plan") with the Trust with respect to Investor A Shares and Investor B Shares. The 12b-1 Plan compensates the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. The Trust will pay a fee at an annual rate with respect to the Variable Funds not to exceed 0.30% for the Investor A Shares, 0.75% for the Investor B Shares and with respect to the Money Market Funds, not to exceed 0.50% of the average daily net assets attributable to its Investor A Shares.

Each Money Market Fund, with respect to the Sweep Shares, and the Variable Funds, with respect to the Investor B Shares, has adopted a Distribution and Shareholder Servicing Plan (the "Shareholder Servicing Plan") pursuant to rule 12b-1. The fee payable under the Shareholder Servicing Plan may be paid to financial institutions that provide a range of administrative support services to certain Fund shareholders that may also be customers of the financial institution. This fee is paid monthly at an annual rate of 0.25% of the average daily net assets of the Money Market Funds' respective Sweep Shares and the Variable Funds' respective Investor B Shares.

BISYS is entitled to receive commissions on sales of shares of the Funds. For the period ended February 28, 2003, BISYS received $155,735 of commissions on sales of shares of the Funds, of which $144,625 was allowed to affiliated broker/dealers of the Funds.

5. INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities, for each Fund for the period ended February 28, 2003 were as follows:

                                                               PURCHASES       SALES
                                                              -----------   -----------
LEADER Growth Equity Fund...................................  $17,217,548   $   643,488
LEADER Growth & Income Fund.................................    4,798,256     3,696,758
LEADER Balanced Fund........................................    1,967,376     1,813,194
LEADER Tax-Exempt Bond Fund.................................           --       585,185
LEADER Intermediate Bond Fund...............................   43,388,754    40,656,418
LEADER Short Term Bond Fund.................................   16,083,351     9,877,189

6. CONCENTRATION OF CREDIT RISK

The Tax-Exempt Bond Fund and Tax-Exempt Money Market Fund are more susceptible to economic and political factors adversely affecting issuers of securities that are held in their respective portfolios. The Tax-Exempt Bond Fund and the Tax-Exempt Money Market Fund had the following concentrations at February 28, 2003, (as a percentage of total Investments):

TAX-EXEMPT BOND FUND
Airports....................................................   4.94%
Educational Services........................................   2.98%
Electric Distributing Equipment.............................   5.04%
Electric Services...........................................  12.04%

                                                             LEADER MUTUAL FUNDS
                                   NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Environmental Quality.......................................   0.56%
Facilities Support Services.................................   3.06%
General Obligation..........................................  34.66%
Health Services.............................................   6.00%
Hospitals...................................................  11.76%
Industrial Revenue..........................................   0.56%
Management Investment, Open-End.............................   2.49%
Other Utilities.............................................   3.37%
Regulation, Admin. of Utilities.............................   5.82%
Schools & Educational Services..............................   2.77%
Urban & Community Development...............................   3.95%

TAX-EXEMPT MONEY MARKET
Education...................................................   3.20%
Environment.................................................   1.60%
Housing.....................................................   3.20%
Industrial Revenue..........................................  20.30%
Medical/Hospital............................................  17.30%
Money Market................................................   1.30%
Municipality................................................  14.50%
State Obligation............................................   3.20%
State Tax Revenue...........................................   3.30%
Transportation..............................................   3.20%
Utility.....................................................  28.90%

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SAR 02-03                           4/03